UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-5823

DOMINI SOCIAL INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

532 Broadway, 9th Floor, New York, New York 10012

(Address of Principal Executive Offices)

Amy Domini Thornton

Domini Social Investments LLC

532 Broadway, 9th Floor

New York, New York 10012

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-217-1100

Date of Fiscal Year End: July 31

Date of Reporting Period: January 31, 2011

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 follows.

SEMI-ANNUAL REPORT 2011	JANUARY 31, 2011 (UNAUDITED)

DOMINI SOCIAL EQUITY FUND®

INVESTOR SHARES, CLASS R SHARES, CLASS A SHARES & INSTITUTIONAL SHARES

DOMINI INTERNATIONAL SOCIAL EQUITY FUNDSM

INVESTOR SHARES & CLASS A SHARES

DOMINI SOCIAL BOND FUND®

INVESTOR SHARES

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TABLE OF CONTENTS

2	Letter from the President

The Way You Invest Matters
4	Domini News
5	Domini Activism
6	Universal Human Dignity

Fund Performance and Holdings
12	Domini Social Equity Fund
18	Domini International Social Equity Fund
26	Domini Social Bond Fund

32	Expense Example

34	Financial Statements
Domini Social Equity Fund
Domini International Social Equity Fund
Domini Social Bond Fund

63	Proxy Voting Information

63	Quarterly Portfolio Schedule Information

THE WAY YOU INVEST MATTERS®

LETTER FROM THE PRESIDENT

Dear Fellow Shareholders:

The past six months have seen continued good news for corporations, carrying stocks higher. The recovery from the awful collapse of markets two years ago has been striking. However, it is not complete.

These months fall into the tenth year of a “treading water” period in stock price action. While the markets have roared higher and swooped lower, we have actually not travelled anywhere. The Standard & Poor’s 500 Index has been stuck in limbo since March 24, 2000, when it hit a high of 1527. Even with the recovery of the past two years, the index at January 31, 2011, hit a high of only 1286, well below the high of eleven years ago.

What is going on?

As we look back through history, we see that market cycles are quite long. During the 1968 through 1982 period, the Dow Jones Industrial Average hit 1,000 and retreated three times before breaking through on its fourth attempt. It took that long for the nation to transition from a manufacturing economy to a service economy.

Currently the nation is transitioning from being the dominant economic force on the planet into being merely one of the stronger economic forces on the planet. Today, the European Union and emerging economies in the BRIC countries (Brazil, Russia, India, and China) seem to be exerting as much economic pressure on America as they are receiving.

As we transition into this global economy, we learn of some of its unpleasant consequences. We learn that working conditions can be horrific and that many countries have governments that care nothing for improving the lot of their citizens. We find child labor, slave labor, and environmental disasters, all exacerbated by the forces of globalization. Social investors, NGOs, and yes, even many corporations have had our hands full, trying to alleviate at least some of the suffering.

We have seen that the extraction of natural resources often fuels political corruption. The company seeking access to the raw material is glad to find someone organized enough to deliver it. That organized person, whether a tribal leader or a head of state, now has more money than previously imaginable, and more power. This is well known. Perhaps less well known is the story of how multinational companies extract legal concessions from developing country governments, including the suspension of human rights protections or environmental regulations.

But we are also seeing a transition of power into the hands of the many. In Africa there are more than 400 million cell phones in use, many of

THE WAY YOU INVEST MATTERS®

them used as a substitute for a credit card. By trading minutes for goods, the 80 percent of Africans who have no bank can enter into a safe economic transaction.

In Africa today, your salary can be paid into your phone account and your bills paid out of it. Your phone links you to your social network and connects you with people in your business, old friends, or entertainment. You can even mobilize a political movement. Facebook reports that there are 17 million users in Africa.

How can the empowerment of millions and the oppression of millions both result from the same global economic trends? As social investors, we wrestle with these contradictions every day, but we do not have to accept them as a permanent condition.

Universal human dignity should be a goal of all people, and all investors. It certainly is core to our values at Domini Social Investments. When our peers asked how it was that we did not own BP, during the disaster in the Gulf of Mexico, the answer was lack of regard for their workforce’s safety, a lack well documented for years now. When the public inquired into how we ducked the bullet at Massey after that company’s workforce suffered the worst U.S. mining disaster in 40 years, the answer was the same. When asked how we came to avoid Toyota before their recent safety controversies emerged, our answer was that they flunked on the human side of the equation. Step by step, conscientious investors can help point our global economy in a more sustainable direction.

These past six months have been exciting for investors and a mixed bag for those seeking a just and sustainable world. We’ve used stock picking, activism, and impactful community investing as tools to help people live lives of simple dignity. We think it is the right thing to do. Thank you for your investment and for your involvement in the work of responsible investing.

Very truly yours,

Amy Domini

amy@domini.com

THE WAY YOU INVEST MATTERS®

DOMINI NEWS

The Voice of Domini

Domini leaders continue to advocate for social investing and related issues. Their speeches, articles, testimony, and interviews are collected on the Voice of Domini page at www.domini.com.

In “The Buck Starts Here,” a column for Ode magazine, Amy Domini explains why a quicker recovery from the global financial crisis may come from putting more money in the hands of the lowest wage earners. In “A Planet Is a Terrible Thing to Waste,” she describes how our smallest actions can affect the health of the ecosystem.

Steve Lydenberg, Domini’s Partner for Strategic Vision, in collaboration with Jean Rogers of the consulting firm Arup and David Wood of the Initiative for Responsible Investment, published the white paper From Transparency to Performance: Industry-Based Sustainability Reporting on Key Issues. Lydenberg and his coauthors argue that mandatory corporate sustainability reporting is urgently needed in the U.S. and propose a model for developing industry-based key performance indicators for evaluating corporate social and environmental performance.

Steve Lydenberg and Domini’s Managing Director and General Counsel Adam Kanzer contributed chapters to The Landscape of Integrated Reporting: Reflections and Next Steps, an e-book published by Harvard Business School. In his chapter, “Toward a Model for Sustainable Capital Allocation,” Kanzer writes, “The sustainability crises and the fragility of our global financial systems require us to rethink the role of the capital markets in our lives. The markets have been dramatically misallocating capital, and we must redirect them.”

Domini Testifies in Congress on What Investors Can Do About Genocide

Two years after addressing the Congressional Human Rights Caucus on the Genocide in Darfur, Domini testified before the House Committee on Financial Services’ subcommittee on International Monetary Policy and Trade on what investors and regulators can do about genocide and other human rights abuses.

Domini emphasized that investors cannot hold companies accountable without data, and spoke out for mandatory corporate human rights performance disclosure.

THE WAY YOU INVEST MATTERS®

DOMINI ACTIVISM

Domini Proposals Focus on Corporate Political Accountability and Environmental Health

Dialogue with corporate management is an integral part of Domini’s approach to investing. For certain significant issues, we file shareholder proposals to be voted at the company’s annual meeting. We filed 12 proposals for the 2011 proxy season, including 6 for which we were the lead filer (companies in bold, below).

More than half of Domini’s proposals this year address corporate political activity, calling on 3M, AT&T, Best Buy, Goldman Sachs, IBM, JPMorgan Chase, PepsiCo, and Target to provide greater accountability for their political spending. We are also asking companies that serve on the board of directors of the U.S. Chamber of Commerce, such as JPMorgan Chase, AT&T, IBM, and PepsiCo, to address conflicts between their sustainability policies and the initiatives and agenda of the Chamber.

Working with the Investor Environmental Health Network, we filed two proposals with Anadarko Petroleum and Southwestern Energy seeking reports on the environmental impacts of hydraulic fracturing, the practice of injecting water and chemicals underground at high pressure to fracture shale and release natural gas. These risks may include drinking water contamination, chemical spills, and inadequate wastewater recycling and management practices.

Domini also filed proposals asking RR Donnelley to report on its purchases of sustainably produced paper, and Coca-Cola to report on its response to health concerns relating to the use of bisphenol-A (BPA) in the linings of its cans.

Domini Calls on Corporations to Pay Their Fair Share of Taxes

According to Global Financial Integrity (GFI), “Tax dodging by multinational companies costs developing countries over a hundred billion dollars every year — more than the entire global aid budget — at a time when the global crisis is prompting severe cuts in states’ budgets around the world and millions of children are denied a basic education.” Working with GFI, we helped draft a statement calling for more transparent corporate financial reporting. The resulting declaration, endorsed by a coalition of civil society and investor organizations, also formed the basis for a letter to the European Commission.

Promoting Diversity on Japanese Boards

In Japan, women rarely serve as corporate directors. Domini wrote to 35 Japanese companies with no women on their boards of directors, explaining our policy to vote against board slates where the board does not include at least one woman.

THE WAY YOU INVEST MATTERS®

THE WAY YOU INVEST MATTERS:

UNIVERSAL HUMAN DIGNITY

In 1948, the United Nations adopted the Universal Declaration of Human Rights, setting forth for the first time our fundamental civil, political, economic, social, and cultural rights as human beings. The Declaration stated that “recognition of the inherent dignity and of the equal and inalienable rights of all members of the human family is the foundation of freedom, justice and peace in the world.”

Despite the inclusive terms of the Declaration, the role of business with respect to human rights has been a topic of intense ongoing debate. If governments have the primary obligation to protect and fulfill our rights, what are the “obligations” of corporations, and how can they be met?

If the aspirations of the Declaration are to become a true “common standard of achievement,” then we must work to incorporate its principles into our daily lives, including our investments. Along with the enrichment of our natural environment, Domini’s Global Investment Standards commit us to promoting a society that values universal human dignity — the ultimate goal of all human rights work.

Protect, Respect and Remedy

In 2004, the UN Commission on Human Rights was presented for approval a set of “draft norms” regarding the responsibilities of transnational corporations and other business enterprises toward human rights. Although the norms had broad support from civil society, businesses and governments strongly opposed them, and the approval process fell apart.

In an effort to break the ensuing stalemate, in 2005 UN Secretary-General Kofi Annan appointed John Ruggie as his Special Representative for business and human rights. Ruggie, a professor at Harvard’s Kennedy School of Government and Law School, was asked to address, and clarify, a broad array of issues with respect to corporations and human rights.

In 2007, Domini took part in a brainstorming session in Geneva, Switzerland, to help plan the Special Representative’s work. We have been pleased to participate in a variety of ways to help emphasize and clarify the role of investors in protecting human rights.

In June 2008, the UN Human Rights Council adopted the Special Representative’s framework, built on three pillars:

•	The duty of governments to protect against human rights abuses by third parties, including business

THE WAY YOU INVEST MATTERS®

•	The responsibility of corporations to respect human rights, which means to act with due diligence to avoid infringing on the rights of others and to address adverse impacts that occur

•	Greater access by victims to effective remedy, both judicial and nonjudicial

Rather than delineate a list of rights that corporations should respect, the UN’s new framework recognizes that the corporate responsibility to respect human rights includes all internationally recognized human rights — civil, political, economic and cultural — regardless of size, sector, and country.

Late in 2010, the Special Representative released a set of proposed Guiding Principles, to provide a blueprint for implementation of the Protect, Respect and Remedy framework. These Principles are expected to be adopted by the UN Human Rights Council this spring. The principles recommend that businesses:

•	Adopt a human rights policy, approved at the most senior level, informed by appropriate consultation, and communicated to all personnel, business partners, and relevant stakeholders.

•	Carry out ongoing human rights due diligence that extends to their relationships with business partners, suppliers, and other state and non-state entities.

•	Provide for or cooperate in the remediation of adverse human rights impacts for which they are responsible.

The UN Framework establishes a starting point for understanding and implementing a comprehensive set of policies for corporations and human rights. However, there is no international body to enforce this framework, or the fundamental rights they embrace. We would like to see the world’s governments take a stronger role in protecting human rights against third-party abuses, including corporations. In addition, we believe that investors have a critical role to play.

Domini’s Approach

Our Global Investment Standards emphasize the need for corporations to address human rights abuses wherever they operate, including freedom of speech, union relations, bribery and corruption, the rights of minority groups, and abusive labor practices. We seek companies for our mutual fund portfolios that acknowledge the complexity of these situations and make meaningful efforts to confront them in their operations.

Our research process focuses on the key sustainability challenges faced by each company, within the context of its industry and business model. We recognize that each business model presents its own set of risks and

THE WAY YOU INVEST MATTERS®

opportunities, across the wide range of human rights and environmental issues. The failure to respect human rights can have a negative impact on the reputation or value of a company. In addition, efforts to help stakeholders fulfill their fundamental rights can provide positive financial benefits to companies, and to the communities they touch. But respect for human rights requires more than a cost-benefit analysis.

Respect for human rights is a fundamental consideration for us. We take a pragmatic approach, recognizing that corporations often operate in difficult environments, including countries where the state is either hostile to human rights protections or cannot fulfill its duties. Systemic issues such as child labor and forced labor still persist, often without the corporation’s knowledge or consent.

Global companies face numerous controversies in their day-to-day operations, including many that indicate a company is failing to live up to its responsibilities. Domini seeks to avoid investment in such companies for our mutual funds, including those with significant connections to the governments of Sudan and Burma. We seek to invest in companies that demonstrate leadership by responsibly addressing the human rights challenges they face. We monitor developments on an ongoing basis, and review our decisions regularly. Our approach recognizes that beyond “avoiding harm,” corporations can provide people with greater access to social goods, enabling them to find happiness and live with self-respect.

We do not expect perfection, and cannot claim to produce a portfolio that is free of corporations with challenges or abuses. However, we do expect companies to have appropriate policies and procedures in place to avoid rights violations and to remedy those that do occur. Credible information on corporate human rights performance can be difficult to obtain. We therefore expect companies to provide the public with meaningful reports to help us all understand their behavior, as well as the real challenges that exist, and we believe governments should require standardized corporate human rights reporting.

Ensuring Fair Access to Social Goods

One key aspect of a life with dignity is access to basic goods and services relating to healthcare and technology. In our research we attempt to identify companies that stress access to medicines and innovative technologies for low-income people and customers in developing countries. For example, the Swiss drug company Novartis has played a leading role in developing anti-malarial drugs, including some for drug-resistant strains of malaria, and provides them at cost for use in Africa, Asia, and Latin America. The South African insurance firm Sanlam provides affordable financial services to entry-level customers in South Africa and affordable insurance for people with HIV/AIDS who agree to

THE WAY YOU INVEST MATTERS®

adhere to recognized treatment guidelines. Mobile phones provide an affordable option for low-cost wireless communications in developing countries, and the telecommunications company Vivo is reportedly the largest mobile phone provider in Brazil, with 54 million customers.

Direct Engagement

Our standard-setting and research processes determine the questions we ask of the companies we seek to hold, and establish our expectations of these firms. Our research on Toyota Motor, for example, uncovered connections between a key trading partner and the Burmese military regime. Although we have consistently excluded Toyota from our funds, we helped to lead a three-year engagement by responsible investors with the company. In August 2010, Toyota announced that its trading partner had divested itself from the joint venture.

Domini’s human rights work spans a broad spectrum of activities, beginning with our standard-setting and evaluation of companies for our funds, followed by direct engagement with companies — through proxy voting, letter writing, dialogue and the filing of shareholder resolutions — and finally public policy work by engaging with Congress and institutions such as the United Nations and the Securities and Exchange Commission. We have even helped to build institutions to address human rights issues.

Perhaps the most high-profile human rights controversies that companies face arise within their global supply chains. Over the years, we have worked with a range of companies to encourage them to establish strong codes of conduct and meaningful monitoring programs that address the full range of labor rights that arise on the factory floor and in the production of the raw materials for their products. As a result, Gap has produced a series of groundbreaking public reports and a variety of other companies have adopted codes of conduct and improved practices and public reporting. In 2010, we convinced Nucor, the largest steel producer in the U.S., to adopt an important set of policies to address the presence of slavery in the supply of Brazilian pig iron.

Around the world, most recently in Egypt, we have seen how Internet and telecommunication technologies can be used to organize political movements, as well as suppress them. Corporations are at the center of these controversies, facing frequent demands from governments that may violate fundamental human rights and undermine the benefits these technologies provide.

In 2005, Domini was a primary author of a joint investor statement calling on Internet businesses and their shareholders to support freedom of expression worldwide, gaining supporters representing more than

THE WAY YOU INVEST MATTERS®

$20 billion in assets. We are also a founding member of the Global Network Initiative, a new human rights organization that includes a range of prominent human rights organizations, press freedom groups, academics, investors, and Google, Microsoft, and Yahoo. The GNI has developed a set of principles and implementation guidelines to help companies navigate these difficult issues consistent with international human rights law.

Consumer products companies have important opportunities to help advance human rights through their product offerings. In 2003, after years of overproduction and falling prices left millions of farmers unable to feed, clothe, and educate their families, Domini helped convince Procter & Gamble to offer its first line of Fair Trade Certified® coffee. In 2007, Domini participated in a successful effort to convince Starbucks to recognize Ethiopia’s ownership of the names of its traditional coffees, an agreement Oxfam said would help poor farmers capture a higher price for their crops.

The most serious rights abuses generally occur in countries ruled by repressive regimes, or in “weak governance zones,” including areas of conflict. Domini is a founding member of the Conflict Risk Network, a network of investors that seeks to leverage more than $500 billion in combined assets to address atrocities and avoid genocide in conflict zones around the world. We also helped bring attention to the annual forced mobilization of children in Uzbekistan to harvest cotton, and briefed two congressional committees on what investors can do to address genocide.

In the words of John Ruggie, “The idea of human rights is as simple as it is powerful: treating people with dignity.” At Domini, we are helping our funds’ shareholders invest with dignity, to help ensure a brighter future for us all. Visit www.domini.com/humanrights to learn more.

The holdings discussed above can be found in the portfolios of the Domini Funds, included herein. Sanlam was not held by the Domini Funds as of 1/31/2011. Toyota Motor has not been approved for, or held by, any of the Domini Funds. The composition of the Funds’ portfolios is subject to change.

Investing internationally involves special risks, such as currency fluctuations, social and economic instability, differing securities regulations and accounting standards, limited public information, possible changes in taxation, and periods of illiquidity.

The preceding profiles should not be deemed an offer to sell or a solicitation of an offer to buy the stock of any of the companies noted, or a recommendation concerning the merits of any of these companies as an investment.

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DOMINI SOCIAL EQUITY FUND

Fund Performance and Holdings

The table and bar chart below provide information as of January 31, 2011, about the ten largest holdings of the Domini Social Equity Fund and its portfolio holdings by industry sector:

TEN LARGEST HOLDINGS (Unaudited)

SECURITY DESCRIPTION	% NET ASSETS	SECURITY DESCRIPTION	% NET ASSETS
Apple	4.8%	Pioneer Natural Resources	2.6%
Microsoft	4.2%	Cimarex Energy	2.2%
JPMorgan Chase	3.4%	3M	2.2%
AT&T	3.2%	Johnson & Johnson	2.1%
Intel	3.0%	Gilead Sciences	2.0%

PORTFOLIO HOLDINGS BY INDUSTRY SECTOR (% OF NET ASSETS) (Unaudited)

The holdings mentioned above are described in the Domini Social Equity Fund’s Portfolio of Investments at January 31, 2011, included herein. The composition of the Fund’s portfolio is subject to change.

AVERAGE ANNUAL TOTAL RETURNS
		Investor shares	Class R shares[2]	Class A shares (with 4.75% maximum Sales Charge)[3]	Class A shares (with- out Sales Charge)[3]	Institutional shares[3]	S&P 500
As of 1-31-11	1 Year	20.91%	21.36%	15.19%	20.94%	21.45%	22.18%
	5 Year	1.72%	2.06%	0.73%	1.72%	1.72%	2.24%
	10 Year	0.43%	0.67%,	-0.05%	0.43%	0.43%	1.30%
	Since Inception[1]	7.77%	7.90%	7.51%	7.77%	7.77%	8.43%

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. Economic and market conditions change, and both will cause investment return, principal value, and yield to fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For performance information current to the most recent month-end, call 1-800-582-6757 or visit www.domini.com. A 2.00% redemption fee is charged on sales or exchanges of shares made less than 30 days after the settlement of purchase or acquisition through exchange, with certain exceptions. Performance data quoted above does not reflect the deduction of this fee, which would reduce the performance quoted. See the Fund’s prospectus for further information.

For the period reported in its current prospectus, the Fund’s gross annual operating expenses totaled 1.29% (Investor shares), 2.56% (A shares), 0.83% (Institutional shares), and 0.92% (R shares) of net assets representing each share class, respectively. Until November 30, 2011, the Fund’s Manager has contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that expenses paid by the Fund will not exceed, on a per annum basis, 1.25% (Investor shares), 1.18% (A shares), 0.80% (Institutional shares) and 0.90% (R shares) of its average daily net assets representing each share class, respectively, absent an earlier modification by the Board of Trustees, which oversees the Funds.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return for the Domini Social Equity Fund is based on the Fund’s net asset values and assumes all dividend and capital gains were reinvested. An investment in the Fund is not a bank deposit and is not insured. You may lose money. Certain fees payable by the Fund were waived during the period, and the Fund’s average annual total returns would have been lower had these not been waived.

The Standard & Poor’s 500 Index (S&P 500) is an unmanaged index of common stocks. Investors cannot invest directly in the S&P 500.

1Since June 3, 1991.

2Reflects the performance of the Investor shares for periods prior to the offering of Class R shares, which commenced November 28, 2003. This performance has not been adjusted to take into account the lower expenses applicable to Class R shares.

3Institutional and Class A shares were not offered prior to November 28, 2008. All performance information for time periods beginning prior to November 28, 2008, is the performance of the Investor shares. This performance has not been adjusted to reflect the lower expenses of the Institutional or A shares.

This material must be preceded or accompanied by the Fund’s current prospectus. DSIL Investment Services LLC, Distributor. 03/11

DOMINI SOCIAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2011 (Unaudited)

SECURITY	SHARES	VALUE

Consumer Discretionary – 11.3%
Advance Auto Parts Inc	39,600	$2,532,024
Amazon.com Inc (a)	74,600	12,655,144
AutoZone Inc (a)	25,100	6,363,603
Autoliv Inc	41,000	3,148,800
Best Buy Co Inc	316	10,744
Coach Inc	228,795	12,375,522
Comcast Corp Cl A	497	11,307
DIRECTV Cl A (a)	224,900	9,533,511
Gap Inc/The	151,989	2,928,828
Home Depot Inc	311	11,435
Honda Motor Co Ltd ADR	84,700	3,687,838
JC Penney Co Inc	336	10,776
Johnson Controls Inc	283	10,864
Liz Claiborne Inc (a)	2,082	10,285
Lowe’s Cos Inc	435	10,788
Ltd Brands Inc	174,751	5,109,719
McDonald’s Corp	142	10,461
Meredith Corp	312	10,514
NIKE Inc Cl B	127	10,475
Nissan Motor Co Ltd ADR	86,300	1,756,205
Priceline.com Inc (a)	9,800	4,199,496
Pulte Group Inc (a)	1,450	11,441
Ross Stores Inc	108,100	7,048,120
Scholastic Corp	364	10,822
Stanley Black & Decker Inc	162	11,774
Staples Inc	477	10,642
Starbucks Corp	338	10,657
TJX Cos Inc	147,600	6,994,764
Target Corp	181	9,924
Tiffany & Co	173	10,056
Timberland Co/The Cl A (a)	437	11,681
Time Warner Cable Inc	166	11,260
Time Warner Inc	55,600	1,748,620
Viacom Inc Cl B	274	11,385
Walt Disney Co/The	290	11,272
Whirlpool Corp	122	10,431

		80,321,188

Consumer Staples – 9.8%
Avon Products Inc	374	10,588
Coca-Cola Co/The	165	10,370
Coca-Cola Enterprises Inc	562,600	14,155,016
Costco Wholesale Corp	150	10,776

SECURITY	SHARES	VALUE

Consumer Staples (Continued)
Dr Pepper Snapple Group Inc	364,400	$12,910,692
Energizer Holdings Inc (a)	88,500	6,437,490
Kimberly-Clark Corp	197,072	12,756,471
Kraft Foods Inc Cl A	344	10,516
PepsiCo Inc/NC	166	10,675
Procter & Gamble Co/The	169	10,669
Safeway Inc	428,200	8,859,458
Walgreen Co	355,600	14,380,464
Whole Foods Market Inc	216	11,169

		69,574,354

Energy – 11.2%
Anadarko Petroleum Corp	141	10,868
Apache Corp	77,391	9,237,390
Chesapeake Energy Corp	286,719	8,466,812
Cimarex Energy Co	150,900	15,713,217
Devon Energy Corp	159,139	14,114,038
EOG Resources Inc	118	12,554
National Oilwell Varco Inc	105,962	7,830,592
Nexen Inc	160,100	4,026,515
Pioneer Natural Resources Co	193,825	18,444,387
Southwestern Energy Co (a)	46,293	1,828,574

		79,684,947

Financials – 17.8%
Affiliated Managers Group Inc (a)	17,100	1,741,293
Aflac Inc	31,700	1,825,286
American Express Co	254	11,019
American Financial Group Inc/OH	201,800	6,564,554
Annaly Capital Management Inc	387,000	6,900,210
BNP Paribas ADR	36,100	1,351,945
Bank of Montreal	26,200	1,513,458
Bank of Nova Scotia	37,700	2,128,010
CB Richard Ellis Group Inc Cl A (a)	276,800	6,142,192
Canadian Imperial Bank of Commerce	37,200	2,836,535
Chubb Corp	213,500	12,368,055

DOMINI SOCIAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2011 (Unaudited)

SECURITY	SHARES	VALUE

Financials (Continued)
Discover Financial Services	450,400	$9,273,736
Goldman Sachs Group Inc/The	14,465	2,366,763
ING Groep NV ADR (a)	343,800	3,915,882
IntercontinentalExchange Inc (a)	45,800	5,518,442
JPMorgan Chase & Co	538,737	24,210,840
KeyCorp	249,000	2,216,100
MetLife Inc	40,100	1,835,377
NASDAQ OMX Group Inc/The (a)	174,200	4,264,416
NYSE Euronext	362	11,515
ORIX Corp ADR	64,800	3,279,528
PNC Financial Services Group Inc	78,300	4,698,000
Public Storage	17,600	1,918,048
Reinsurance Group of America Inc	81,100	4,668,116
Toronto-Dominion Bank/The	45,100	3,377,539
Transatlantic Holdings Inc	60,100	3,092,145
Travelers Cos Inc/The	155,000	8,720,300
US Bancorp	401	10,827

		126,760,131

Health Care – 10.8%
Agilent Technologies Inc (a)	41,300	1,727,579
Allergan Inc/United States	24,900	1,758,189
Amgen Inc (a)	120,007	6,609,986
Becton Dickinson and Co	128	10,618
Biogen Idec Inc (a)	217,000	14,206,990
Celgene Corp (a)	99,700	5,137,541
Endo Pharmaceuticals Holdings Inc (a)	70,000	2,325,400
Gilead Sciences Inc (a)	377,310	14,481,158
Intuitive Surgical Inc (a)	19,600	6,329,036
Johnson & Johnson	247,170	14,773,350
McKesson Corp	85,300	6,412,001
Novo Nordisk A/S ADR	27,800	3,145,014

		76,916,862

Industrials – 8.4%
3M Co	175,526	15,432,246
AGCO Corp (a)	87,700	4,446,390
Cummins Inc	71,799	7,602,078
Emerson Electric Co	41,900	2,467,072
Herman Miller Inc	422	10,183

SECURITY	SHARES	VALUE

Industrials (Continued)
Interface Inc Cl A	692	$11,245
JetBlue Airways Corp (a)	1,607	9,642
Pitney Bowes Inc	71,700	1,740,876
RR Donnelley & Sons Co	411,929	7,299,382
Ryder System Inc	96,600	4,644,528
Southwest Airlines Co	836	9,907
Timken Co	59,800	2,811,796
United Parcel Service Inc Cl B	149	10,671
WW Grainger Inc	104,300	13,712,321

		60,208,337

Information Technology – 19.7%
Altera Corp	197,700	7,427,589
Apple Inc (a)	99,704	33,831,560
Applied Materials Inc	770	12,081
Cisco Systems Inc (a)	537	11,358
Dell Inc (a)	582,500	7,665,700
EMC Corp/Massachusetts (a)	475	11,823
F5 Networks Inc (a)	14,600	1,582,348
FUJIFILM Holdings Corp ADR (a)	50,100	1,813,119
First Solar Inc (a)	84	12,985
Google Inc Cl A (a)	19	11,407
Hewlett-Packard Co	258	11,788
Intel Corp	994,985	21,352,378
International Business Machines Corp	64,874	10,509,588
Lexmark International Inc Cl A (a)	52,500	1,829,100
Mastercard Inc Cl A	17,300	4,091,623
Microsoft Corp	1,090,306	30,228,734
Motorola Mobility Holdings Inc (a)	350	9,755
Motorola Solutions Inc (a)	272	10,545
NetApp Inc (a)	85,000	4,652,050
Power Integrations Inc	267	9,860
Red Hat Inc (a)	95,800	3,958,456
Research In Motion Ltd (a)	148,100	8,754,191
SunPower Corp Cl A (a)	846	11,370

DOMINI SOCIAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2011 (Unaudited)

SECURITY	SHARES	VALUE

Information Technology (Continued)
Texas Instruments Inc	333	$11,292
VMware Inc Cl A (a)	25,600	2,189,312
Xerox Corp	943	10,015
Yahoo! Inc (a)	649	10,462

		140,030,489

Materials – 1.7%
International Paper Co	397	11,465
Lubrizol Corp	78,300	8,414,118
MeadWestvaco Corp	412	11,796
Nucor Corp	247	11,340
Titanium Metals Corp (a)	197,300	3,719,105

		12,167,824

Telecommunication Services – 5.0%
AT&T Inc	835,767	23,000,307
BCE Inc	98,400	3,574,872
BT Group PLC ADR	113,200	3,203,560
Sprint Nextel Corp (a)	2,576	11,644
Telecom Corp of New Zealand Ltd ADR	254,900	2,258,414
Telus Corporation	36,300	1,801,845
Verizon Communications Inc	53,402	1,902,179

		35,752,821

SECURITY	SHARES	VALUE

Utilities – 3.4%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	75,300	$3,732,621
Energen Corp	38,124	2,131,132
Integrys Energy Group Inc	76,722	3,651,200
NV Energy Inc	335,600	4,822,572
Pepco Holdings Inc	519,600	9,648,972

		23,986,497

Total Investments – 99.1% (Cost $570,369,941) (b)		705,403,450

Other Assets, less liabilities – 0.9%		6,619,060

Net Assets – 100.0%		$712,022,510

(a) Non-income producing security.

(b) The aggregate cost for federal income tax purposes is $571,499,026. The aggregate gross unrealized appreciation is $137,978,573 and the aggregate gross unrealized depreciation is $4,074,149, resulting in net unrealized appreciation of $133,904,424.

ADR — American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

THIS PAGE INTENTIONALLY LEFT BLANK

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

Fund Performance and Holdings

The table and bar charts below provide information as of January 31, 2011, about the ten largest holdings of the Domini International Social Equity Fund and its portfolio holdings by industry sector and country:

TEN LARGEST HOLDINGS (UNAUDITED)

SECURITY DESCRIPTION	% NET ASSETS	SECURITY DESCRIPTION	% NET ASSETS
Sanofi-Aventis	2.5%	Takeda Pharmaceutical	1.8%
Tenaris	2.2%	BT Group	1.6%
Deutsche Telekom	2.0%	Suedzucker	1.6%
International Power	1.9%	Henkel	1.6%
Fujifilm Holdings	1.8%	Schindler Holdings	1.5%

PORTFOLIO HOLDINGS BY INDUSTRY SECTOR (% OF NET ASSETS) (UNAUDITED)

PORTFOLIO HOLDINGS BY COUNTRY (% OF NET ASSETS) (UNAUDITED)

The holdings mentioned above are described in the Domini International Social Equity Fund’s Portfolio of Investments at January 31, 2011, included herein. The composition of the Fund’s portfolio is subject to change.

AVERAGE ANNUAL TOTAL RETURNS
		Investor shares	Class A shares (with 4.75% maximum Sales Charge)[2]	Class A shares (with- out Sales Charge)[2]	MSCI EAFE
As of 1-31-11	1 Year	18.42%	12.75%	18.37%	15.87%
	Since Inception[1]	-5.28%	-6.39%	-5.28%	-1.44%

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. Economic and market conditions change, and both will cause investment return, principal value, and yield to fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For performance information current to the most recent month-end, call 1-800-582-6757 or visit www.domini.com. A 2.00% redemption fee is charged on sales or exchanges of shares made less than 30 days after the settlement of purchase or acquisition through exchange, with certain exceptions. Performance data quoted above does not reflect the deduction of this fee, which would reduce the performance quoted. See the Fund’s prospectus for further information.

For the period reported in its current prospectus, the Fund’s gross annual operating expenses totaled 1.94% (Investor shares) and 3.53% (A shares) of net assets representing each share class, respectively. Until November 30, 2011, the Fund’s Manager has contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that expenses paid by the Fund will not exceed, on a per annum basis, 1.60% (Investor shares) and 1.57% (A shares) of its average daily net assets representing each share class, respectively, absent an earlier modification by the Board of Trustees, which oversees the Funds.

Investing internationally involves special risks, such as currency fluctuations, social and economic instability, differing securities regulations and accounting standards, limited public information, possible changes in taxation, and periods of illiquidity.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return for the Domini International Social Equity Fund is based on the Fund’s net asset values and assumes all dividend and capital gains were reinvested. An investment in the Fund is not a bank deposit and is not insured. You may lose money. Certain fees payable by the Fund were waived during the period, and the Fund’s average annual total returns would have been lower had these not been waived.

The Morgan Stanley Capital International Europe Australasia Far East (MSCI EAFE) is an unmanaged index of common stocks. Investors cannot invest directly in the MSCI EAFE.

1Since December 27, 2006.

2A shares were not offered prior to November 28, 2008. All performance information for time periods beginning prior to November 28, 2008, is the performance of the Investor shares. This performance has not been adjusted to reflect the lower expenses of the Class A shares, but, where noted, does reflect an adjustment for the maximum applicable sales charges of 4.75%.

This material must be preceded or accompanied by the Fund’s current prospectus. DSIL Investment Services LLC, Distributor. 03/11

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2011 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Australia – 5.4%
AGL Energy Ltd	Utilities	19,680	$292,773
Bendigo and Adelaide Bank Ltd	Banks	142,808	1,396,086
CFS Retail Property Trust	Real Estate	165,478	299,235
Commonwealth Property Office Fund	Real Estate	748,960	650,439
Fairfax Media Ltd	Media	716,319	965,502
Mirvac Group	Real Estate	252,923	313,697
National Australia Bank Ltd	Banks	37,740	931,642
OneSteel Ltd	Materials	278,480	759,498
Suncorp Group Ltd	Insurance	179,179	1,544,681
Westpac Banking Corp	Banks	6,191	142,466

			7,296,019

Austria – 0.4%
Strabag SE	Capital Goods	9,593	278,611
Voestalpine AG	Materials	5,285	237,419

			516,030

Belgium – 1.7%
AGFA-Gevaert NV (a)	Health Care Equipment & Services	9,064	40,353
Bekaert SA	Capital Goods	7,081	709,665
D’ieteren SA	Retailing	2,000	119,607
Umicore SA	Materials	28,583	1,466,748

			2,336,373

Brazil – 1.3%
Banco do Brasil SA	Banks	19,500	346,801
Brasil Telecom SA ADR	Telecommunication Services	24,900	582,909
Cia de Saneamento Basico do Estado de Sao Paulo ADR	Utilities	11,800	584,926
Vivo Participacoes SA ADR	Telecommunication Services	6,000	204,240

			1,718,876

China – 1.1%
Chaoda Modern Agriculture Holdings Ltd	Food & Beverage	639,920	459,794
Hopson Development Holdings Ltd (a)	Real Estate	257,357	293,328
Soho China Ltd	Real Estate	912,066	722,496

			1,475,618

Denmark – 1.0%
GN Store Nord A/S (a)	Health Care Equipment & Services	17,698	169,736
Novo Nordisk A/S Cl B	Pharma, Biotech & Life Sciences	10,628	1,198,145

			1,367,881

Finland – 0.2%
Metso OYJ	Capital Goods	3,405	182,069
YIT OYJ	Capital Goods	1,535	38,758

			220,827

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2011 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
France – 9.7%
BNP Paribas	Banks	27,174	$2,030,967
Euler Hermes SA (a)	Insurance	2,945	271,318
Legrand SA	Capital Goods	31,079	1,252,964
Peugeot SA (a)	Automobiles & Components	17,449	730,595
PPR	Retailing	1,088	173,802
Sanofi-Aventis SA	Pharma, Biotech & Life Sciences	48,782	3,338,396
Societe Generale	. Banks	21,150	1,367,988
STMicroelectronics NV	Semiconductors & Semiconductor Equipment	107,020	1,296,334
Vivendi SA	Media	61,963	1,773,737
Wendel	Capital Goods	9,556	955,300

			13,191,401

Germany – 10.2%
Allianz SE Reg	Insurance	3,412	474,933
Bayerische Motoren Werke AG	Automobiles & Components	24,480	1,881,306
Continental AG (a)	Automobiles & Components	5,822	459,198
Deutsche Telekom AG Reg	Telecommunication Services	204,031	2,723,643
Hannover Rueckversicherung AG	Insurance	6,886	385,642
Henkel AG & Co KGaA	Household & Personal Products	34,845	2,122,958
Infineon Technologies AG (a)	Semiconductors & Semiconductor Equipment	117,345	1,244,742
Linde AG	Materials	1,283	187,311
Merck KGaA	Pharma, Biotech & Life Sciences	16,751	1,436,619
ProSiebenSat.1 Media AG Pfd	Media	23,739	731,321
Suedzucker AG	Food & Beverage	80,770	2,163,129

			13,810,802

Hong Kong – 3.4%
Great Eagle Holdings Ltd	Real Estate	61,019	204,672
Guoco Group Ltd	Diversified Financials	64,000	830,837
Jardine Matheson Holdings Ltd	Capital Goods	16,296	763,030
Jardine Strategic Holdings Ltd	Capital Goods	36,459	1,029,245
New World Development Ltd	Real Estate	60,424	116,055
Swire Pacific Ltd Cl A	Real Estate	29,966	473,679
Wheelock & Co Ltd	Real Estate	296,471	1,204,007

			4,621,525

India – 0.3%
Bajaj Holdings and Investment Ltd	Diversified Financials	6,616	104,869
Punjab National Bank Ltd	Banks	12,126	294,033

			398,902

Ireland – 0.4%
Anglo Irish Bank Corp Ltd (a) (c)	Banks	138,674	-
Smurfit Kappa Group PLC (a)	Materials	49,539	592,924

			592,924

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2011 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Italy – 3.7%
Exor SpA	Diversified Financials	30,710	$948,606
Exor SpA Pfd	Diversified Financials	11,623	290,817
Telecom Italia SpA	Telecommunication Services	494,764	703,787
Tenaris SA	Energy	128,108	3,004,120

			4,947,330

Japan – 22.5%
Aeon Co Ltd	Food & Staples Retailing	139,149	1,753,957
Alps Electric Co Ltd	Technology Hardware & Equipment	48,100	579,909
Aoyama Trading Co Ltd	Retailing	38,586	653,006
Asahi Glass Co Ltd	Capital Goods	78,300	979,598
Asahi Kasei Corp	Materials	152,000	1,039,823
Astellas Pharma Inc	Pharma, Biotech & Life Sciences	45,684	1,748,458
Brother Industries Ltd	Technology Hardware & Equipment	38,200	585,392
Central Japan Railway Co	Transportation	133	1,125,344
Dai Nippon Printing Co Ltd	Commercial & Professional Services	9,000	123,377
Daiwa House Industry Co Ltd	Real Estate	57,000	697,689
FANUC CORP	Capital Goods	10,900	1,728,071
FUJIFILM Holdings Corp	Technology Hardware & Equipment	67,923	2,462,913
Honda Motor Co Ltd	Automobiles & Components	32,161	1,388,748
Japan Petroleum Exploration Co	Energy	38,800	1,581,956
Kyocera Corp	Technology Hardware & Equipment	9,946	1,039,509
Makita Corp	Capital Goods	11,900	516,158
Nippon Electric Glass Co Ltd	Technology Hardware & Equipment	17,000	256,832
Nissan Motor Co Ltd	Automobiles & Components	160,464	1,626,471
Nisshin Seifun Group Inc	Food & Beverage	55,000	694,564
Nitto Denko Corp	Materials	14,700	735,313
ORIX Corp	Diversified Financials	12,693	1,256,576
Osaka Gas Co Ltd	Utilities	55,000	208,206
Seiko Epson Corp	Technology Hardware & Equipment	8,700	145,119
Seino Holdings Co	Transportation	140,693	979,871
Seven & I Holdings Co Ltd	Food & Staples Retailing	11,579	299,590
Takeda Pharmaceutical Co Ltd	Pharma, Biotech & Life Sciences	49,946	2,411,841
Toppan Printing Co Ltd	Commercial & Professional Services	161,451	1,471,109
Toyo Seikan Kaisha Ltd	Materials	92,598	1,739,092
Zeon Corp	Materials	71,000	653,582

			30,482,074

Netherlands – 2.3%
Corporate Express NV (a) (c)	Consumer Durables & Apparel	10,034	127,249
ING Groep NV (a)	Diversified Financials	61,381	699,913
Koninklijke DSM NV	Materials	12,785	757,744
Randstad Holding NV (a)	Commercial & Professional Services	19,147	1,047,022
TomTom NV (a)	Consumer & Apparel Durables	29,544	292,257
Wereldhave NV	Real Estate	1,599	156,337

			3,080,522

New Zealand – 0.6%
Telecom Corp Of New Zealand Ltd	Telecommunication Services	365,640	650,002
Vector Ltd	Utilities	56,693	108,681

			758,683

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2011 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Norway – 1.4%
Fred Olsen Energy ASA	Energy	14,303	$619,995
Petroleum Geo-Services ASA (a)	Energy	49,634	736,351
Telenor ASA	Telecommunication Services	35,101	541,178

			1,897,524

Singapore – 1.0%
Jardine Cycle & Carriage Ltd	Retailing	31,690	846,518
SembCorp Industries Ltd	Capital Goods	133,856	541,765

			1,388,283

South Korea – 1.1%
Busan Bank	Banks	10,800	130,727
GS Holdings (a)	Energy	12,950	965,483
KT Corp	Telecommunication Services	6,260	233,718
LG Corp (a)	Capital Goods	493	37,540
SK Telecom Co Ltd	Telecommunication Services	756	111,098

			1,478,566

Spain – 3.7%
Acciona SA	Utilities	11,425	989,553
Banco Santander SA	Banks	11,354	139,208
Corp Financiera Alba	Diversified Financials	25,133	1,430,563
Criteria Caixacorp SA	Diversified Financials	287,404	1,982,856
Ebro Foods SA	Food & Beverage	9,516	198,390
Sacyr Vallehermoso SA (a)	Capital Goods	32,742	310,819

			5,051,389

Sweden – 4.3%
Atlas Copco AB Cl A	Capital Goods	75,765	1,824,104
Investor AB Cl B	Diversified Financials	64,233	1,489,663
Skandinaviska Enskilda Banken AB Cl A	Banks	168,137	1,529,811
SKF AB Cl B	Capital Goods	12,129	347,450
Tele2 AB Cl B	Telecommunication Services	18,230	404,165
Trelleborg AB Cl B	Capital Goods	18,427	214,388

			5,809,581

Switzerland – 4.7%
Cie Financiere Richemont SA Cl A	Consumer Durables & Apparel	34,368	1,879,425
Clariant AG Reg (a)	Materials	75,447	1,339,437
Lindt & Spruengli AG Reg	Food & Beverage	6	176,134
Novartis AG Reg	Pharma, Biotech & Life Sciences	11,361	635,393
Schindler Holding AG	Capital Goods	18,241	2,047,345
Swiss Life Holding AG Reg (a)	Insurance	1,896	304,260

			6,381,994

Taiwan – 0.6%
Asustek Computer Inc	Technology Hardware & Equipment	40,000	358,790
HTC Corp	Technology Hardware & Equipment	5,000	168,080

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2011 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Taiwan – (Continued)
United Microelectronics Corp	Semiconductors & Semiconductor Equipment	563,000	$346,170

			873,040

Turkey – 0.6%
Turkiye Halk Bankasi AS	Banks	20,400	161,928
Turkiye Is Bankasi Cl C	Banks	95,001	300,012
Yapi Ve Kredi Bankasi AS (a)	Banks	97,577	285,632

			747,572

United Kingdom – 16.8%
3i Group PLC	Diversified Financials	59,730	296,150
Aggreko PLC	Commercial & Professional Services	60,556	1,393,041
Aviva PLC	Insurance	156,736	1,114,600
British Land Co PLC	Real Estate	59,879	496,624
BT Group PLC	Telecommunication Services	790,998	2,226,740
Burberry Group PLC	Consumer & Apparel Durables	83,760	1,439,370
Cookson Group PLC (a)	Capital Goods	44,798	476,457
GlaxoSmithKline PLC	Pharma, & Life Sciences Biotech	59,657	1,077,121
HSBC Holdings PLC	Banks	106,938	1,165,877
ICAP PLC	Diversified Financials	108,277	932,359
Inchcape PLC (a)	Retailing	82,928	493,334
International Power PLC	Utilities	385,802	2,607,871
Land Securities Group PLC	Real Estate	94,633	1,022,383
Legal & General Group PLC	Insurance	888,472	1,580,804
Mondi PLC	Materials	141,385	1,153,186
Next PLC	Retailing	4,958	156,767
Old Mutual PLC	Insurance	276,073	555,381
Reckitt Benckiser Group PLC	Household & Personal Products	7,360	400,008
Rexam PLC	Materials	136,117	744,264
Taylor Wimpey PLC (a)	Consumer & Apparel Durables	922,352	511,406
Unilever PLC	Food & Beverage	13,232	384,185
Vodafone Group PLC	Telecommunication Services	692,317	1,942,935
Wolseley PLC (a)	Capital Goods	15,059	524,365

			22,695,228

Total Investments – 98.4% (Cost $114,969,701) (b)			133,138,964

Other Assets, less liabilities – 1.6%			2,126,220

Net Assets – 100.0%			$135,265,184

(a) Non-income producing security.

(b) The aggregate cost for federal income tax purposes is $116,627,137. The aggregate gross unrealized appreciation is $20,260,678 and the aggregate gross unrealized depreciation is $3,748,851, resulting in net unrealized appreciation of $16,511,827.

(c) Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

ADR — American Depository Receipt

Pfd — Preferred Stock

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL BOND FUND

Fund Performance and Holdings

The bar chart below provides information as of January 31, 2011, about the percentage of the Fund’s portfolio holdings invested in various types of debt obligations:

PORTFOLIO COMPOSITION (% OF NET ASSETS) (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS
		Domini Social Bond Fund	Barclays Capital Intermediate Aggregate Index
As of 1-31-11	1 Year	3.59%	4.92%
	5 Year	5.13%	5.85%
	10 Year	4.81%	5.52%
	Since Inception (6/1/00)	5.42%	6.18%

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. Economic and market conditions change, and both will cause investment return, principal value, and yield to fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For performance information current to the most recent month-end, call 1-800-582-6757 or visit www.domini.com. A 2.00% redemption fee is charged on sales or exchanges of shares made less than 30 days after the settlement of purchase or acquisition through exchange, with certain exceptions. Performance data quoted above does not reflect the deduction of this fee, which would reduce the performance quoted. See the Fund’s prospectus for further information.

For the period reported in its current prospectus, during which net operating expenses were capped by the Fund’s Manager, the Fund’s gross annual operating expenses totaled 1.33% of net assets. Until November 30, 2011, the Fund’s Manager has contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that expenses paid by the Fund will not exceed, on a per annum basis, 0.95% of its average daily net assets, absent an earlier modification by the Board of Trustees, which oversees the Funds.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return for the Domini Social Bond Fund is based on the Fund’s net asset values and assumes all dividend and capital gains were reinvested. An investment in the Fund is not a bank deposit and is not insured. You may lose money. Certain fees payable by the Fund were waived during the period, and the Fund’s average annual total returns would have been lower had these not been waived.

The Domini Social Bond Fund is not insured and is subject to market risks, interest rate risks, and credit risks. Investment return, principal value, and yield of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost. You may lose money.

During periods of rising interest rates, bond funds can lose value. The Fund’s community development investments may be unrated and may carry greater risks than the Fund’s other holdings. The Fund currently holds a large percentage of its portfolio in mortgage-backed securities. During periods of falling interest rates these securities may prepay the principal due, which may lower the Fund’s return by causing it to reinvest at lower interest rates.

The Barclays Capital Intermediate Aggregate Index (BCIA) is an unmanaged index of intermediate investment-grade fixed-income securities. Investors cannot invest directly in an index.

This material must be preceded or accompanied by the Fund’s current prospectus. DSIL Investment Services LLC, Distributor. 03/11

DOMINI SOCIAL BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations – 35.0%
Fannie Mae:
3.625%, 8/15/2011	$5,000,000	$5,091,205
Freddie Mac:
1.750%, 9/10/2015	2,741,000	2,702,955
2.875%, 2/9/2015 (d)	10,185,000	10,645,077
3.750%, 3/27/2019	12,545,000	12,986,045
3.875%, 6/29/2011	5,250,000	5,329,790
5.500%, 7/15/2038	1,642,037	1,778,819
U.S. Small Business Administration:
2003-10C 1, 3.530%, 5/1/2013	68,661	69,917
2003-20D 1, 4.760%, 4/1/2023	282,162	299,222
2003-20E 1, 4.640%, 5/1/2023	292,816	309,585
2003-20F 1, 4.070%, 6/1/2023	242,407	248,249
2003-20G 1, 4.350%, 7/1/2023	135,419	142,057

Total U.S. Government Agency Obligations (Cost $39,466,131)		39,602,921

U.S. Government Agency Mortgage Securities – 38.9%
Fannie Mae:
13743, 6.560%, VR, 11/1/2019	3,653	3,750
252120, 7.500%, 8/1/2025	19,289	21,974
255843, 5.500%, 9/1/2035	327,517	351,979
31398SU76, 3.655%, 11/25/2020	833,000	809,116
387231, 5.010%, 1/1/2015	973,042	1,046,899
387621, 5.040%, 10/1/2023	391,342	397,928
463675, 4.900%, 11/1/2022	1,181,819	1,217,955
464501, 5.450%, 2/1/2025	992,769	1,025,193
465023, 4.270%, 5/1/2020	1,488,655	1,517,190
466584, 3.470%, 11/1/2020	1,396,682	1,344,048
466766, 3.880%, 12/1/2020	744,245	734,970
696355, 5.500%, 3/1/2033	757,661	816,143
735578, 5.000%, 6/1/2035 (c)	801,341	844,073
745275, 5.000%, 2/1/2036 (c)	2,752,622	2,899,408
874332, 6.030%, 2/1/2022	1,114,357	1,165,936
888344, 5.000%, 10/1/2035 (c)	840,271	885,080
890097, 6.000%, 10/1/2038	173,205	189,377
895098, 7.000%, 8/1/2036	523,977	594,782
995196, 6.000%, 7/1/2038 (c)	193,344	210,672
995346, 6.500%, 9/1/2036	831,881	935,328
995722, 5.000%, 5/1/2038 (c)	807,736	851,314
995724, 6.000%, 4/1/2039	675,125	739,217
995937, 5.500%, 6/1/2039	4,049,716	4,339,523
AE0876, 3.000%, 2/1/2026 (a)	3,692,000	3,604,315
AE4852, 3.500%, 10/1/2040	1,430,579	1,365,468
AH0018, 3.500%, 12/1/2040	1,178,278	1,124,651
Fannie Mae CMO:
1990-99 K, 6.500%, 8/25/2020	9,154	10,133
1993-106 Z, 7.000%, 6/25/2013	2,763	2,918
2005-M1 A, 4.479%, 10/26/2031	86,295	89,078

DOMINI SOCIAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Government Agency Mortgage Securities (Continued)
Freddie Mac:
889984, 6.500%, 10/1/2038	$853,098	$950,119
A18404, 5.500%, 2/1/2034	383,408	411,431
A30028, 6.000%, 11/1/2034	129,994	142,558
A62612, 5.500%, 6/1/2037	796,174	849,640
A69304, 5.500%, 11/1/2037	309,446	330,227
C77635, 5.500%, 2/1/2033	817,277	878,290
G06018, 6.500%, 4/1/2039	3,034,377	3,374,728
Ginnie Mae CMO:
2002-37 C, 5.878%, 6/16/2024	230,664	237,085
2002-9 C, 6.269%, 10/16/2027	94,249	95,496
2003-78 C, 5.290%, VR, 2/16/2031	1,000,000	1,093,251
2004-6 C, 4.660%, 7/16/2033	637,232	668,425
2004-77 AB, 4.368%, 11/16/2030	512,387	546,107
2005-89, 4.811%, 5/16/2027	533,132	553,080
2006-9 B, 5.269%, VR, 3/16/2037	1,000,000	1,103,942
Government National Mortgage Association:
2038, 8.500%, 7/20/2025	5,795	7,019
2380, 8.500%, 2/20/2027	11,499	14,081
615760, 5.500%, 8/15/2028	252,092	274,783
696471, 6.000%, 8/15/2038	410,168	452,677
696520, 6.000%, 8/15/2038	700,317	770,709
703850, 5.500%, 11/20/2038	693,053	746,831
720334, 4.500%, 7/20/2039	1,428,446	1,481,250

Total U.S. Government Agency Mortgage Securities (Cost $43,038,708)		44,120,147

Corporate Obligations – 17.6%
Air Products & Chemicals, 4.150%, 2/1/2013	700,000	734,252
Bank of Nova Scotia, 3.400%, 1/22/2015	700,000	727,967
Becton Dickinson, 3.250%, 11/12/2020	500,000	469,306
Cisco Systems Inc., 4.450%, 1/15/2020	169,000	175,768
Cisco Systems Inc., 5.500%, 2/22/2016	431,000	491,843
Comcast Corporation, 4.950%, 6/15/2016	600,000	648,304
Continental Airlines, 4.750%, 1/12/2021	700,000	701,750
Family Dollar Stores Inc., 5.000%, 2/1/2021	102,000	101,011
Goldman Sachs Group Inc., 6.000%, 6/15/2020	1,118,000	1,203,461
Hewlett-Packard Co., 4.500%, 3/1/2013	700,000	748,388
HSBC Bank PLC, 144A, 3.500%, 6/28/2015 (e)	1,000,000	1,020,208
IBM Corp, 5.700%, 9/14/2017	700,000	805,767
Illinois Tool Works, Inc., 6.250%, 4/1/2019	700,000	813,730
Johnson & Johnson, 5.550%, 8/15/2017	700,000	817,408
JP Morgan Chase & Co, 6.300%, 4/23/2019	700,000	790,614
Kellogg Co., 4.250%, 3/6/2013	700,000	744,599
Kimberly-Clark, 6.125%, 8/1/2017	700,000	820,333
Kroger Co., 7.500%, 1/15/2014	700,000	806,784
NASDAQ OMX Group, 5.550%, 1/15/2020	700,000	708,238
Northern Trust Company, 5.200%, 11/9/2012	700,000	754,632
PACCAR Inc, 6.375%, 2/15/2012	700,000	738,778
Praxair Inc., 4.625%, 3/30/2015	647,000	704,482

DOMINI SOCIAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Corporate Obligations (Continued)
Royal Bank of Canada, 2.100%, 7/29/2013	$1,000,000	$1,021,879
SBC Communications, 5.100%, 9/15/2014	600,000	660,379
TD Ameritrade Holding Co, 5.600%, 12/1/2019	700,000	737,288
United Parcel Service, 3.125%, 1/15/2021	500,000	464,908
Verizon Communications, 5.550%, 2/15/2016	700,000	785,240
Xerox Corporation, 6.350%, 5/15/2018	700,000	793,307

Total Corporate Obligations (Cost $18,661,595)		19,990,624

Corporate Mortgage Securities – 1.1%
CRFCM 2004-1A A 144A, 5.500%, VR, 4/25/2035 (f)	1,170,689	1,278,061

Total Corporate Mortgage Securities (Cost $1,170,689)		1,278,061

Certificates of Deposit – 2.9%
Central Bank of Kansas City, 1.250%, 5/30/2011 (a)	250,000	250,000
Citizens Savings Bank & Trust, 1.500%, 6/30/2011 (a)	250,000	250,000
City First Bank of D.C., 1.110%, 2/5/2011 (a)	150,000	150,000
Community Commerce Bank, 1.100%, 6/1/2011 (a)	100,000	100,000
Dakotaland Federal Credit Union, 1.250%, 4/22/2011 (a)	250,000	250,000
Latino Community Credit Union, 1.150%, 6/1/2011 (a)	250,000	250,000
Liberty Bank and Trust Co., 1.350%, 12/4/2011 (a)	200,000	200,000
Louisville Community Bank, 0.700%, 6/25/2011 (a)	250,000	250,000
Northside Community Federal Credit Union, 1.250%, 6/27/2011 (a)	100,000	100,000
Self Help Federal Credit Union, 1.310%, 12/27/2011 (a)	250,000	250,000
Self-Help Credit Union, 1.310%, 12/12/2011 (a)	250,000	250,000
ShoreBank Pacific, 0.700%, 11/6/2011 (a)	250,000	250,000
Southern Bancorp, 1.300%, 6/20/2011 (a)	250,000	250,000
University National Bank, 0.990%, 7/26/2011 (a)	250,000	250,000
Wainwright Bank & Trust Co., 0.600%, 12/20/2011 (a)	250,000	250,000

Total Certificates of Deposit (Cost $3,300,000)		3,300,000

Cash Equivalents – 0.2%
Money Market Demand Accounts:
Self-Help Money Market Demand, 1.010%, 2/14/2011 (a)	100,212	100,212
University National Bank, 0.090%, 2/14/2011 (a)	111,210	111,210

Total Cash Equivalents (Cost $211,422)		211,422

Total Investments – 95.7% (Cost $105,848,545) (b)		108,503,175

Other Assets, less liabilities – 4.3%		4,819,079

Net Assets – 100.0%		$113,322,254

DOMINI SOCIAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2011 (Unaudited)

(a) Securities (other than short-term obligations with remaining maturities of less than 60 days) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

(b) The aggregate cost for book and federal income purposes is $105,848,545. The aggregate gross unrealized appreciation is $3,076,600, and the aggregate gross unrealized depreciation is $421,970, resulting in net unrealized appreciation of $2,654,630.

(c) When issued or delayed delivery security.

(d) Portion of security segregated for collateral for when issued or delayed delivery securities.

(e) This security has been determined to be liquid under guidelines established by the Fund’s Board of Trustees.

(f) This security has been determined to be illiquid under guidelines established by the Fund’s Board of Trustees.

CMO — Collateralized Mortgage Obligation.

VR — Variable interest rate. Rate shown is that on January 31, 2011.

144A — Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI FUNDS EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Domini Funds, you incur two types of costs:

(1) Transaction costs such as redemption fees deducted from any redemption or exchange proceeds if you sell or exchange shares of the fund after holding them less than 30 days and sales charges (loads) on Class A shares and

(2) Ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on August 1, 2010, and held through January 31, 2011.

Certain Account Fees

Some accounts are subject to recurring annual service fees and maintenance fees that are not included in the expenses shown in the table. If your account was subject to these fees, then the actual account values at the end of the period would be lower and the actual expense would be higher. You may avoid the annual service fee by choosing paperless electronic delivery of statements, prospectuses, shareholder reports and other materials.

Actual Expenses

The line of the table captioned “Actual Expenses” below provides information about actual account value and actual expenses. You may use the information in this line, together with the amount invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000.

(2) Multiply your result in step 1 by the number in the first line under the heading “Expenses Paid During Period” in the table.

The result equals the estimated expenses you paid on your account during the period.

Hypothetical Expenses

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s return. The hypothetical account values and expenses may not be used to estimate actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund Name	Expenses	Beginning Account Value as of 08/01/2010	Ending Account Value as of 01/31/2011	Expenses Paid During Period 08/01/2010 – 01/31/2011
Domini Social Equity Fund Investor Shares	Actual Expenses	$1,000.00	$1,162.50	$6.81[1]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,018.91	$6.36[1]
Domini Social Equity Fund Class A Shares	Actual Expenses	$1,000.00	$1,162.80	$6.44[1]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,019.25	$6.01[1]
Domini Social Equity Fund Institutional Shares	Actual Expenses	$1,000.00	$1,165.10	$4.38[1]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,021.16	$4.09[1]
Domini Social Equity Fund Class R Shares	Actual Expenses	$1,000.00	$1,163.60	$4.61[1]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,020.95	$4.30[1]
Domini International Social Equity Fund Investor Shares	Actual Expenses	$1,000.00	$1,180.30	$8.78[2]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,017.15	$8.13[2]
Domini International Social Equity Fund Class A Shares	Actual Expenses	$1,000.00	$1,180.40	$8.62[2]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,017.30	$7.98[2]
Domini Social Bond Fund	Actual Expenses	$1,000.00	$997.00	$4.78[3]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,020.42	$4.83[3]

1 Expenses are equal to the Fund’s annualized expense ratio of 1.25% for Investor shares, or 1.18% for Class A shares, or 0.80% for Institutional Class, or 0.85% for Class R shares, multiplied by average account value over the period, multiplied by 184, and divided by 365.

2 Expenses are equal to the Fund’s annualized expense ratio of 1.60% for Investor shares, or 1.57% for Class A shares, multiplied by average account value over the period, multiplied by 184, and divided by 365.

3 Expenses are equal to the Fund’s annualized expense ratio of 0.95%, multiplied by average account value over the period, multiplied by 184, and divided by 365.

STATEMENTS OF ASSETS AND LIABILITIES

January 31, 2011 (Unaudited)

	Domini Social Equity Fund	Domini International Social Equity Fund
ASSETS
Investments at value (cost $570,369,941, and $114,969,701, respectively)	$705,403,450	$133,138,964
Cash	7,265,251	1,829,849
Foreign currency, at value (cost $27,671, and $6,655, respectively)	27,503	6,673
Receivable for securities sold	27,427	5,996
Receivable for capital shares	233,160	178,517
Dividend, interest, and tax reclaim receivables	796,375	400,123

Total assets	713,753,166	135,560,122

LIABILITIES
Payable for securities purchases	39,928	6,007
Payable for capital shares	450,600	22,952
Management /Sponsorship fee payable	453,398	112,194
Distribution fee payable	325,982	36,288
Other accrued expenses	453,872	97,975
Foreign tax payable	6,876	19,522

Total liabilities	1,730,656	294,938

NET ASSETS	$712,022,510	$135,265,184

NET ASSETS CONSIST OF
Paid-in capital	$820,796,703	$124,837,867
Undistributed net investment income (loss)	2,380,756	(1,783,346)
Accumulated net realized gain (loss)	(246,188,152)	(5,980,312)
Net unrealized appreciation (depreciation)	135,033,203	18,190,975

NET ASSETS	$712,022,510	$135,265,184

NET ASSET VALUE PER SHARE
Investor Shares
Net assets	$555,761,864	$131,675,275

Outstanding shares of beneficial interest	18,410,553	18,136,576

Net asset value and offering price per share*	$30.19	$7.26

Class A Shares
Net assets	$1,720,742	$3,589,909

Outstanding shares of beneficial interest	174,828	474,043

Net asset value*	$9.84	$7.57

Maximum offering price per share
(net asset value per share / (1-4.75%))	$10.33	$7.95

Institutional shares
Net assets	$140,102,202

Outstanding shares of beneficial interest	7,417,369

Net asset value and offering price per share*	$18.89

Class R shares
Net assets	$14,437,702

Outstanding shares of beneficial interest	1,577,920

Net asset value and offering price per share*	$9.15

* Redemption price is equal to net asset value less any applicable redemption fees retained by the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS

For the Six Months Ended January 31, 2011 (Unaudited)

	Domini Social Equity Fund	Domini International Social Equity Fund
INCOME
Dividends (net of foreign taxes $74,260, and $82,204, respectively)	$7,033,263	$1,046,764

Investment Income	7,033,263	1,046,764

EXPENSES
Management /Sponsorship fees	2,589,224	625,667
Distribution fees – Investor shares	700,308	152,247
Distribution fees – Class A shares	2,168	4,170
Transfer agent fees – Investor shares	475,795	141,159
Transfer agent fees – Class A shares	3,064	7,396
Transfer agent fees – Institutional shares	409	-
Transfer agent fees – Class R shares	391	-
Custody and Accounting fees	68,598	86,993
Shareholder Communication fees	67,157	13,841
Miscellaneous	4,593	1,728
Professional fees	36,250	8,450
Shareholder Service fees – Investor shares	39,141	9,661
Shareholder Service fees – Class A shares	275	743
Shareholder Service fees – Institutional shares	49	-
Shareholder Service fees – Class R shares	41	-
Trustees fees	31,992	4,426
Registration fees – Investor shares	8,512	21,355
Registration fees – Class A shares	14,661	16,667
Registration fees – Institutional shares	15,026	-
Registration fees – Class R shares	10,948	-

Total expenses	4,068,602	1,094,503
Fees waived and expenses reimbursed	(33,670)	(94,013)
Custody fees paid indirectly	(2,746)	(834)

Net expenses	4,032,186	999,656

NET INVESTMENT INCOME (LOSS)	3,001,077	47,108

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
NET REALIZED GAIN (LOSS) FROM:
Investments	41,755,079	3,377,590
Foreign Currency	2,891	31,261

Net realized gain (loss)	41,757,970	3,408,851
NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments	59,091,909	17,012,155
Translation of assets and liabilities in foreign currencies	(519)	5,388

Net change in unrealized appreciation (depreciation)	59,091,390	17,017,543

NET REALIZED AND UNREALIZED GAIN (LOSS)	100,849,360	20,426,394

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$103,850,437	$20,473,502

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Domini Social Equity Fund		Domini International Social Equity Fund
	Six Months Ended January 31, 2011 (unaudited)	Year Ended July 31, 2010	Six Months Ended January 31, 2011 (unaudited)	Year Ended July 31, 2010
INCREASE IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$3,001,077	$6,252,154	$47,108	$1,081,631
Net realized gain (loss)	41,757,970	55,077,231	3,408,851	(1,281,371)
Net change in unrealized appreciation (depreciation)	59,091,390	37,362,275	17,017,543	(152,066)

Net Increase (Decrease) in Net Assets Resulting from Operations	103,850,437	98,691,660	20,473,502	(351,806)

DISTRIBUTIONS AND/OR DIVIDENDS
Dividends to shareholders from net investment income:
Investor shares	(661,390)	(3,298,319)	(1,803,764)	(1,187,968)
Class A shares	(10,097)	(43,233)	(43,204)	(29,978)
Institutional shares	(191,614)	(1,560,595)	-	-
Class R shares	(159,437)	(988,780)	-	-
Distributions to shareholders from net realized gain:
Investor shares	-	-	-	-
Class A shares	-	-	-	-
Institutional shares	-	-	-	-
Class R shares	-	-	-	-
Tax return of capital distribution	-	-	-	-

Net Decrease in Net Assets from Distributions and/or Dividends	(1,022,538)	(5,890,927)	(1,846,968)	(1,217,946)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	91,642,679	83,680,507	11,419,500	26,464,702
Net asset value of shares issued in Fund Reorganizations	-	-	-	70,994,852
Net asset value of shares issued in reinvestment of distributions and dividends	986,632	5,658,256	1,319,593	886,459
Payments for shares redeemed	(177,887,463)	(153,207,353)	(10,471,586)	(9,676,825)
Redemption fees	2,363	29,370	180	127

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(85,255,789)	(63,839,220)	2,267,687	88,669,315

Total Increase (Decrease) in Net Assets	17,572,110	28,961,513	20,894,221	87,099,563

NET ASSETS
Beginning of period	$694,450,400	$665,488,887	$114,370,963	$27,271,400

End of period	$712,022,510	$694,450,400	$135,265,184	$114,370,963

Undistributed net investment income (loss)	$2,380,756	$402,217	$(1,783,346)	$16,514

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL EQUITY FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2011 (unaudited)		Year Ended July 31,
			2010		2009		2008		2007		2006
For a share outstanding for the period:
Net asset value, beginning of period	$26.00		$22.83		$28.19		$34.00		$29.73		$29.74

Income from investment operations:
Net investment income (loss)	0.15		0.22		0.28		0.29		0.23		0.23
Net realized and unrealized gain (loss) on investments	4.07		3.09		(5.32)		(4.08)		4.26		(0.02)

Total income from investment operations	4.22		3.31		(5.04)		(3.79)		4.49		0.21

Less dividends and distributions:
Dividends to shareholders from net investment income	(0.03)		(0.14)		(0.22)		(0.22)		(0.22)		(0.22)
Distributions to shareholders from net realized gain	-		-		-		(1.80)		-		-
Tax return of capital [5]	-		-		(0.10)		-		-		-

Total distributions	(0.03)		(0.14)		(0.32)		(2.02)		(0.22)		(0.22)

Redemption fee proceeds [5]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Net asset value, end of period	$30.19		$26.00		$22.83		$28.19		$34.00		$29.73

Total return [2]	16.25%		14.51%		-17.48%		-11.84%		15.11%		0.72%
Portfolio turnover	47%		95%		82%		70%		126%		12%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$556		$562		$550		$775		$1,066		$1,092
Ratio of expenses to average net assets [3]	1.25%	[4]	1.23%	[4]	1.18%	[4]	1.15%		1.08%		0.95%
Ratio of net investment income (loss) to average net assets	0.77%		0.77%		1.27%		0.86%		0.66%		0.74%

1 Amount represents less than 0.005 per share.

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager, the Sponsor, and the Distributor of the Fund. Had the Manager, the Sponsor, and the Distributor not waived their fees or reimbursed expenses, the ratio of expenses to average net assets would have been 1.25% for the six months ended January 31, 2011 and 1.29%, 1.31%, 1.24%, 1.23%, and 1.14%, for the years ended July 31, 2010, 2009, 2008, 2007, and 2006, respectively.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 1.25% for the six months ended January 31, 2011 and 1.23% and 1.18% for the years ended July 31, 2010 and 2009, respectively.

5 Based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL EQUITY FUND — CLASS A SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2011 (unaudited)		Year Ended July 31, 2010		For the Period November 28, 2008 (commencement of operations) through July 31, 2009
For a share outstanding for the period:
Net asset value, beginning of period	$8.51		$7.63		$6.57

Income from investment operations:
Net investment income (loss)	-		0.10		0.06
Net realized and unrealized gain (loss) on investments	1.38		1.01		1.21

Total income from investment operations	1.38		1.11		1.27

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.05)		(0.23)		(0.15)
Distributions to shareholders from net realized gain			-		-
Tax return of capital [5]			-		(0.06)

Total distributions	(0.05)		(0.23)		(0.21)

Redemption fee proceeds [5]	-		-		-

Net asset value, end of period	$9.84		$8.51		$7.63

Total return [2]	16.28%		14.47%		20.66%
Portfolio turnover	47%		95%		82%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$2		$2		$1
Ratio of expenses to average net assets [3]	1.18%	[4]	1.18%	[4]	1.18%	[4]
Ratio of net investment income (loss) to average net assets	0.85%		0.81%		1.13%

2 Total return does not reflect sales commissions and is not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager, the Sponsor, and the Distributor of the Fund. Had the Manager, the Sponsor, and the Distributor not waived their fees or reimbursed expenses, the ratio of expenses to average net assets would have been 3.21% for the six months ended January 31, 2011 and 2.56%, and 3.31%, for the years ended July 31, 2010, and 2009, respectively.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 1.18% for the six months ended January 31, 2011 and 1.18% and 1.18% for the years ended July 31, 2010 and 2009, respectively.

5 Based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL EQUITY FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2011 (unaudited)		Year Ended July 31, 2010		For the Period November 28, 2008 (commencement of operations) through July 31, 2009
For a share outstanding for the period:
Net asset value, beginning of period	$16.26		$14.35		$12.13

Income from investment operations:
Net investment income (loss)	0.13		0.21		0.13
Net realized and unrealized gain (loss) on investments	2.55		1.96		2.31

Total income from investment operations	2.68		2.17		2.44

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.05)		(0.26)		(0.15)
Distributions to shareholders from net realized gain	-		-		-
Tax return of capital [5]	-		-		(0.07)

Total distributions	(0.05)		(0.26)		(0.22)

Redemption fee proceeds [5]	-		-		-

Net asset value, end of period	$18.89		$16.26		$14.35

Total return [2]	16.51%		15.08%		20.93%
Portfolio turnover	47%		95%		82%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$140		$103		$84
Ratio of expenses to average net assets [3]	0.80%	[4]	0.75%	[4]	0.65%	[4]
Ratio of net investment income (loss) to average net assets	1.33%		1.24%		1.66%

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager and the Sponsor of the Fund. Had the Manager and the Sponsor not waived their fees or reimbursed expenses, the ratio of expenses to average net assets would have been 0.83% for the six months ended January 31, 2011, and 0.83% and 0.80% for the years ended July 31, 2010 and 2009, respectively.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 0.80% for the six months ended January 31, 2011 and 0.75% and 0.65% for the years ended July 31, 2010 and 2009, respectively.

5 Based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL EQUITY FUND — CLASS R SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2011 (unaudited)		Year Ended July 31,
			2010		2009		2008		2007		2006
For a share outstanding for the period:
Net asset value, beginning of period	$7.91		$7.09		$9.37		$12.85		$11.25		$11.25

Income from investment operations:
Net investment income (loss)	(1.47)		(0.11)		(0.05)		0.17		0.12		0.11
Net realized and unrealized gain (loss) on investments	2.76		1.18		(1.74)		(1.40)		1.62		0.01

Total income from investment operations	1.29		1.07		(1.79)		(1.23)		1.74		0.12

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.05)		(0.25)		(0.33)		(0.45)		(0.14)		(0.12)
Distributions to shareholders from net realized gain	-		-		-		(1.80)		-		-
Tax return of capital [5]	-		-		(0.16)		-		-		-

Total distributions	(0.05)		(0.25)		(0.49)		(2.25)		(0.14)		(0.12)

Redemption fee proceeds [5]	-		0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Net asset value, end of period	$9.15		$7.91		$7.09		$9.37		$12.85		$11.25

Total return [2]	16.36%		15.05%		-17.23%		-11.52%		15.43%		1.04%
Portfolio turnover	47%		95%		82%		70%		126%		12%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$14		$28		$30		$52		$58		$45
Ratio of expenses to average net assets [3]	0.85%	[4]	0.85%	[4]	0.85%	[4]	0.85%		0.78%		0.63%
Ratio of net investment income (loss) to average net assets	1.25%		1.16%		1.62%		1.13%		0.89%		1.07%

1 Amount represents less than 0.005 per share.

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager and the Sponsor of the Fund. Had the Manager and the Sponsor not waived their fees or reimbursed expenses, the ratio of expenses to average net assets would have been 0.85% for the six months ended January 31, 2011, and 0.92%, 0.97%, 0.85%, 0.89%, and 0.78% for the years ended July 31, 2010, 2009, 2008, 2007, and 2006, respectively.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 0.85% for the six months ended January 31, 2011 and 0.85% and 0.85% for the years ended July 31, 2010 and 2009, respectively.

5 Based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI INTERNATIONAL SOCIAL EQUITY FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2011 (unaudited)		Year Ended July 31,						For the period December 27, 2006 (commencement of operations) through July 31, 2007
			2010		2009		2008
For a share outstanding for the period:
Net asset value, beginning of period	$6.24		$6.05		$8.29		$10.25		$10.00

Income from investment operations:
Net investment income (loss)	0.00		0.12		0.11		0.25		0.16
Net realized and unrealized gain (loss) on investments	1.12		0.20		(2.25)		(1.90)		0.22

Total income from investment operations	1.12		0.32		(2.14)		(1.65)		0.38

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.10)		(0.13)		(0.10)		(0.25)		(0.13)
Distributions to shareholders from net realized gain	-		-		-		(0.06)		-

Total distributions	(0.10)		(0.13)		(0.10)		(0.31)		(0.13)

Redemption fee proceeds [5]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Net asset value, end of period	$7.26		$6.24		$6.05		$8.29		$10.25

Total return [2]	18.03%		5.34%		-25.72%		-16.48%		3.82%
Portfolio turnover	42%		85%		85%		91%		46%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$132		$111		$27		$22		$13
Ratio of expenses to average net assets [3]	1.60%	[4]	1.69%	[4,6]	1.60%	[4]	1.60%		1.58%
Ratio of net investment income (loss) to average net assets	0.07%		1.73%		2.18%		2.77%		3.96%

1 Amount represents less than 0.005 per share.

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager, the Sponsor, and the Distributor of the Fund. Had the Manager, the Sponsor, and the Distributor not waived their fees or reimbursed expenses, the ratio of expenses to average net assets would have been 1.71% for the six months ended January 31, 2011 and 2.03%, 2.63%, 3.19%, and 5.87%, for the years ended July 31, 2010, 2009, 2008, and 2007, respectively.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 1.60% for the six months ended January 31, 2011 and 1.70% and 1.60% for the years ended July 31, 2010 and 2009, respectively.

5 Based on average shares outstanding.

6 Higher expense ratio due to reorganization expenses charged in excess of expense limitation.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI INTERNATIONAL SOCIAL EQUITY FUND — CLASS A SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2011 (unaudited)		Year Ended July 31, 2010		For the Period November 28, 2008 (commencement of operations) through July 31, 2009
For a share outstanding for the period:
Net asset value, beginning of period	$6.50		$6.30		$5.13

Income from investment operations:
Net investment income (loss)	0.01		0.14		0.08
Net realized and unrealized gain (loss) on investments	1.16		0.20		1.17

Total income from investment operations	1.17		0.34		1.25

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.10)		(0.14)		(0.08)
Distributions to shareholders from net realized gain	-		-		-

Total distributions	(0.10)		(0.14)		(0.08)

Redemption fee proceeds [5]	-		-		-

Net asset value, end of period	$7.57		$6.50		$6.30

Total return [2]	18.04%		5.35%		24.45%
Portfolio turnover	42%		85%		85%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$4		$3		$1
Ratio of expenses to average net assets [3]	1.57%	[4]	1.62%	[4,6]	1.57%	[4]
Ratio of net investment income (loss) to average net assets	0.15%		2.03%		2.31%

2 Total return does not reflect sales commissions and is not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager, the Sponsor, and the Distributor of the Fund. Had the Manager, the Sponsor, and the Distributor not waived their fees or reimbursed expenses, the ratio of expenses to average net assets would have been 2.97% for the six months ended January 31, 2011 and 3.58%, and 6.86%, for the years ended July 31, 2010, and 2009, respectively.

4 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 1.57% for the six months ended January 31, 2011 and 1.63% and 1.58% for the years ended July 31, 2010 and 2009, respectively.

5 Based on average shares outstanding.

6 Higher expense ratio due to reorganization expenses charged in excess of expense limitation.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2011 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Social Investment Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Domini Social Investment Trust comprises three separate series: Domini Social Equity Fund, Domini International Social Equity Fund (formerly, Domini European PacAsia Social Equity Fund), and Domini Social Bond Fund (each the “Fund,” collectively the “Funds”). The financial statements of the Domini Social Bond Fund are included on page 54 of this report. The Domini Social Equity Fund offers Investor shares, Class A shares, Institutional shares and Class R shares. The Domini International Social Equity Fund offers Investor shares and Class A shares. The Investor shares, Institutional shares and Class R shares are sold at their offering price, which is net asset value. The Class A shares are sold with a front-end sales charge (load) of up to 4.75%. Class R shares are generally available only to certain eligible retirement plans and endowments, foundations, religious organizations, and other tax-exempt entities that are approved by the Fund’s Distributor. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. Class R shares are not subject to distribution and service fees.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Funds’ significant accounting policies.

(A) Valuation of Investments. Securities listed or traded on national securities exchanges are valued at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the “NOCP”). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2011 (Unaudited)

the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Securities for which market quotations are not readily available or as a result of an event occurring after the close of the foreign market but before pricing the Funds are valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds’ Board of Trustees. Securities that are primarily traded on foreign exchanges generally are valued at the closing price of such securities on their respective exchanges, except that if the Trusts’ manager or submanager, as applicable, is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established, then the fair value of those securities may be determined by consideration of other factors (including the use of an independent pricing service) by or under the direction of the Board of Trustees or its delegates.

The Funds follow a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2011 (Unaudited)

The following is a summary of the inputs used by the Domini Social Equity Fund, as of January 31, 2011, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks
Consumer Discretionary	$80,321,188	$-	$-	$80,321,188
Consumer Staples	69,574,354	-	-	69,574,354
Energy	79,684,947	-	-	79,684,947
Financials	126,760,131	-	-	126,760,131
Health Care	76,916,862	-	-	76,916,862
Industrials	60,208,337	-	-	60,208,337
Information Technology	140,030,489	-	-	140,030,489
Materials	12,167,824	-	-	12,167,824
Telecommunication Services	35,752,821	-	-	35,752,821
Utilities	23,986,497	-	-	23,986,497

Total	$705,403,450	$-	$-	$705,403,450

The following is a summary of the inputs used by the Domini International Social Equity Fund, as of January 31, 2011, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks
Consumer Discretionary	$16,122,370	$-	$127,249	$16,249,619
Consumer Staples	8,652,709	-	-	8,652,709
Energy	6,907,905	-	-	6,907,905
Financials	33,368,648	-	-	33,368,648
Health Care	12,056,062	-	-	12,056,062
Industrials	20,897,465	-	-	20,897,465
Information Technology	8,483,789	-	-	8,483,789
Materials	11,406,342	-	-	11,406,342
Telecommunication Services	10,324,415	-	-	10,324,415
Utilities	4,792,010	-	-	4,792,010

Total	$133,011,715	$-	$127,249	$133,138,964

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2011 (Unaudited)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Domini International Social Equity Fund

Investments in Securities
Balance as of July 31, 2010	$120,919
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	6,330
Net purchases (sales)	-
Transfers in and/or out of Level Three	-

Balance as of January 31, 2011	$127,249

The change in unrealized appreciation (depreciation) included in earnings relating to securities still held at January 31, 2011:	$6,330

(B) Repurchase Agreements. The Funds may enter into repurchase agreements with selected banks or broker-dealers. Each repurchase agreement is recorded at cost, which approximates fair value. The Funds require that collateral, represented by securities (primarily U.S. government agency securities), in a repurchase transaction be maintained in a segregated account with a custodian bank in a manner sufficient to enable each Fund to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by another party to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

(C) Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees.

The Funds do not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2011 (Unaudited)

securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates.

(D) Foreign Currency Contracts. When the Funds purchase or sell foreign securities they enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date. There were no open contracts at January 31, 2011.

(E) Investment Transactions, Investment Income and Dividends to Shareholders. The Funds earn income daily, net of Fund expenses. Dividends to shareholders of the Domini International Social Equity Fund are usually declared and paid semi-annually from net investment income. Dividends to shareholders of the Domini Social Equity Fund are usually declared and paid quarterly from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Funds’ components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income, net of any applicable withholding tax, is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds.

(F) Federal Taxes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary.

(G) Redemption Fees. Redemptions and exchanges of Fund shares held less than 30 days may be subject to the Funds’ redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Funds and are recorded as an adjustment to paid-in capital.

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2011 (Unaudited)

(H) Other. Income, expenses (other than those attributable to a specific class), gains, and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

(I) Indemnification. The Funds’ organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

2. TRANSACTIONS WITH AFFILIATES

(A) Manager/Sponsor. The Funds have retained Domini Social Investments LLC (Domini) to serve as investment manager and administrator. Domini is registered as an investment advisor under the Investment Advisers Act of 1940. The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services. The administrative services include the provision of general office facilities and supervising the overall administration of the Funds. For its services under the Management Agreements, Domini receives from each Fund a fee accrued daily and paid monthly at the annual rate below of the respective Funds’ average daily net assets before any fee waivers:

Domini Social Equity Fund	0.30% of the first $2 billion of net assets managed,
0.29% of the next $1 billion of net assets managed, and
0.28% of net assets managed in excess of $3 billion

Domini International Social Equity Fund	1.00% of the first $250 million of net assets managed,
0.94% of the next $250 million of net assets managed, and
0.88% of net assets managed in excess of $500 million

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2011 (Unaudited)

Pursuant to a Sponsorship Agreement (with respect to the Domini Social Equity Fund) Domini provides the Funds with the administrative personnel and services necessary to operate the Funds. In addition to general administrative services and facilities for the Funds similar to those provided by Domini under the Management Agreements, Domini answers questions from the general public and the media regarding the securities holdings of the Funds. For these services and facilities, Domini receives fees accrued daily and paid monthly from the Funds at the annual rate below of the respective Funds’ average daily net assets before any fee waivers:

Domini Social Equity Fund	0.45% of the first $2 billion of net assets managed,
0.44% of the next $1 billion of net assets managed, and
0.43% of net assets managed in excess of $3 billion

Effective November 30, 2010, Domini reduced its fees and reimbursed expenses, not including reorganization related expenses, to the extent necessary to keep the aggregate annual operating expenses of the Domini Social Equity Fund at no greater than 1.25%, 1.18%, 0.80%, and 0.90% of the average daily net assets representing Investor shares, Class A shares, Institutional shares and Class R shares, respectively. For the periods prior to November 30, 2010, similar arrangements were in effect. The waivers currently in effect are contractual and in effect until November 30, 2011, absent an earlier modification by the Board of Trustees which oversees the Funds.

Effective November 30, 2010, Domini reduced its fees and reimbursed expenses to the extent necessary to keep the aggregate annual operating expenses, not including reorganization expenses, of the Domini International Social Equity Fund no greater than 1.60% and 1.57% of the average daily net assets representing Investor shares and Class A shares, respectively. For the period prior to November 30, 2010, similar arrangements were in effect. The waivers currently in effect are contractual and in effect until March 19, 2011, absent an earlier modification by the Board of Trustees which oversees the Funds.

For the six months ended January 31, 2011, Domini waived fees and reimbursed expenses as follows:

	FEES WAIVED	EXPENSES REIMBURSED

Domini Social Equity Fund	$-	$31,178
Domini International Social Equity Fund	-	16,368

(B) Submanager. Wellington Management Company, LLP (Wellington) provides investment submanagement services to the Funds on a day-to-day basis pursuant to Submanagement Agreements with Domini.

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2011 (Unaudited)

(C) Distributor. The Board of Trustees of the Funds has adopted a Distribution Plan with respect to the Funds’ Investor shares and Class A shares in accordance with Rule 12b-1 under the Act. DSIL Investment Services LLC, a wholly owned subsidiary of Domini (DSILD), acts as agent of the Funds in connection with the offering of Investor shares of the Funds pursuant to a Distribution Agreement. Under the Distribution Plan, the Funds pay expenses incurred in connection with the sale of Investor shares and Class A shares and pay DSILD a distribution fee at an aggregate annual rate not to exceed 0.25% of the average daily net assets representing the Investor shares and Class A shares. For the six months ended January 31, 2011, fees waived were as follows:

FEES WAIVED

Domini Social Equity Fund Investor shares	$-
Domini Social Equity Fund Class A shares	2,168
Domini International Social Equity Fund Investor shares	72,731
Domini International Social Equity Fund Class A shares	4,170

DSIL Investment Services, LLC, (DSIL) the Fund’s Distributor, has received commissions related to the sales of fund shares. For the six months ended January 31, 2011, DSIL received $2,813 and $4,120 from the Domini Social Equity Fund Class A shares and the Domini International Social Equity Fund Class A shares, respectively.

(D) Shareholder Service Agent. The Trust has retained Domini to provide certain shareholder services with respect to the Domini Social Equity Fund, and Domini International Social Equity Fund and their shareholders, which services were previously provided by BNY Mellon Asset Servicing (formerly PNC Global Investment Servicing) (“BNY”) or another fulfillment and mail service provider and are supplemental to services currently provided by BNY, pursuant to a transfer agency agreement between each Fund and BNY. For these services, Domini receives fees from each Fund paid monthly at an annual rate of $4.00 per active account. For the six months ended January 31, 2011, Domini waived fees as follows:

FEES WAIVED

Domini Social Equity Fund Investor shares	$-
Domini Social Equity Fund Class A shares	275
Domini Social Equity Fund Institutional shares	49
Domini Social Equity Fund Class R shares	-
Domini International Social Equity Fund Investor shares	-
Domini International Social Equity Fund Class A shares	744

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2011 (Unaudited)

3. INVESTMENT TRANSACTIONS

For the six months ended January 31, 2011, cost of purchase and proceeds from sales of investments other than short-term obligations were as follows:

	PURCHASE	SALES
Domini Social Equity Fund	$314,553,104	$400,514,671
Domini International Social Equity Fund	50,965,811	50,669,718

Per the Funds’ arrangement with State Street Bank & Trust (“State Street”), credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ expenses. For the six months ended January 31, 2011, custody fees of the Funds, under these arrangements, were reduced by $2,746 and $834 for the Domini Social Equity Fund and Domini International Social Equity Fund, respectively.

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2011 (Unaudited)

4. SUMMARY OF SHARE TRANSACTIONS

	Six Months Ended January 31, 2011(unaudited)		Year Ended July 31, 2010
	Shares	Amount	Shares	Amount

Domini Social Equity Fund

Investor Shares
Shares sold	599,452	$16,999,692	2,455,784	$62,923,118
Shares issued in Fund reorganization	-	-	-	-
Shares issued in reinvestment of dividends and distributions	23,916	636,364	121,541	3,180,304
Shares redeemed	(3,823,063)	(108,546,776)	(5,072,939)	(132,706,899)
Redemption fees	-	2,363	-	12,235

Net increase (decrease)	(3,199,695)	$(90,908,357)	(2,495,614)	$(66,591,242)

Class A Shares
Shares sold	46,182	$418,035	64,707	$551,190
Shares issued in Fund reorganization	-	-	-	-
Shares issued in reinvestment of dividends and distributions	1,033	8,969	4,378	37,923
Shares redeemed	(71,099)	(652,549)	(23,111)	(202,647)
Redemption fees	-	-	-	-

Net increase (decrease)	(23,884)	$(225,545)	45,974	$386,466

Institutional Shares
Shares sold	3,787,755	$68,513,278	845,990	$13,618,375
Shares issued in Fund reorganization	-	-	-	-
Shares issued in reinvestment of dividends and distributions	10,973	182,362	88,242	1,453,774
Shares redeemed	(2,713,010)	(45,309,130)	(438,981)	(7,104,001)
Redemption fees	-	-	-	-

Net increase (decrease)	1,085,718	$23,386,510	495,251	$7,968,148

Class R Shares
Shares sold	690,838	$5,711,674	828,015	$6,587,824
Shares issued in Fund reorganization	-	-	-	-
Shares issued in reinvestment of dividends and distributions	19,719	158,937	122,755	986,255
Shares redeemed	(2,663,434)	(23,379,008)	(1,676,502)	(13,193,806)
Redemption fees	-	-	-	17,135

Net increase (decrease)	(1,952,877)	$(17,508,397)	(725,732)	$(5,602,592)

Total
Shares sold	5,124,227	$91,642,679	4,194,496	$83,680,507
Shares issued in Fund reorganization	-	-	-	-
Shares issued in reinvestment of dividends and distributions	55,641	986,632	336,916	5,658,256
Shares redeemed	(9,270,606)	(177,887,463)	(7,211,533)	(153,207,353)
Redemption fees	-	2,363	-	29,370

Net increase (decrease)	(4,090,738)	$(85,255,789)	(2,680,121)	$(63,839,220)

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2011 (Unaudited)

	Six Months Ended January 31, 2011(unaudited)		Year Ended July 31, 2010
	Shares	Amount	Shares	Amount

Domini International Social Equity Fund

Investor Shares
Shares sold	1,577,556	$10,804,899	4,320,249	$26,006,368
Shares issued in Fund reorganization	-	-	10,390,288	67,899,494
Shares issued in reinvestment of dividends and distributions	183,754	1,285,201	139,131	861,703
Shares redeemed	(1,410,473)	(9,571,316)	(1,481,480)	(9,164,965)
Redemption fees	-	4	-	127

Net increase (decrease)	350,837	$2,518,788	13,368,188	$85,602,727

Class A Shares
Shares sold	86,850	$614,601	44,445	$458,334
Shares issued in Fund reorganization	-	-	454,785	3,095,358
Shares issued in reinvestment of dividends and distributions	4,709	34,392	3,869	24,756
Shares redeemed	(129,595)	(900,270)	(79,453)	(511,860)
Redemption fees	-	176	-	-

Net increase (decrease)	(38,036)	$(251,101)	423,646	$3,066,588

Total
Shares sold	1,664,406	$11,419,500	4,364,694	$26,464,702
Shares issued in Fund reorganization	-	-	10,845,073	70,994,852
Shares issued in reinvestment of dividends and distributions	188,463	1,319,593	143,000	886,459
Shares redeemed	(1,540,068)	(10,471,586)	(1,560,933)	(9,676,825)
Redemption fees	-	180	-	127

Net increase (decrease)	312,801	$2,267,687	13,791,834	$88,669,315

5. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update which will require new disclosures about amount and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures, which are effective for fiscal years beginning after December 15, 2010. At this time, management is evaluating the implications of the disclosures and their impact on the financial statements and believes that they will not have a material impact on its financial statements.

DOMINI SOCIAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2011 (Unaudited)

ASSETS:
Investments at value (cost $105,848,545)	$108,503,175
Cash	13,818,605
Receivable for securities sold	153,273
Interest receivable	880,111
Receivable for capital shares	261,363

Total assets	123,616,527

LIABILITIES:
Payable for securities purchased	9,913,467
Payable for capital shares	248,258
Management fee payable	61,534
Other accrued expenses	57,549
Dividend payable	13,465

Total liabilities	10,294,273

NET ASSETS	$113,322,254

NET ASSETS CONSIST OF:
Paid-in capital	109,899,720
Undistributed net investment loss	(11,917)
Accumulated net realized gain from investments	779,821
Net unrealized appreciation from investments	2,654,630

$113,322,254

NET ASSET VALUE PER SHARE
Net asset value and offering price per share* ($113,322,254÷9,951,000 outstanding shares of beneficial interest)	$11.39

* Redemption price is equal to net asset value less any applicable redemption fees retained by the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL BOND FUND

STATEMENT OF OPERATIONS

For the Six Months Ended January 31, 2011 (Unaudited)

INCOME:
Interest income	$1,795,024

EXPENSES:
Management fee	230,794
Administrative fee	144,246
Distribution fees	144,246
Transfer agent fees	132,692
Accounting and custody fees	42,856
Professional fees	4.414
Registration	11,761
Shareholder communications	9,204
Shareholding servicing fees	8,203
Trustees fees	4,299
Miscellaneous	2,253

Total Expenses	734,968
Fees paid indirectly	(5,653)
Fees waived and expense reimbursed	(181,523)

Net Expenses	547,792

NET INVESTMENT INCOME	1,247,232

NET REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain (loss) on investments	1,622,125
Net change in unrealized appreciation (depreciation) on investments	(3,248,481)

Net realized and unrealized gain (loss) from investments	(1,626,356)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(379,124)

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2011 (unaudited)	Year Ended July 31, 2010
INCREASE IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$1,247,232	$2,822,876
Net realized gain (loss) on investments	1,622,125	1,538,591
Net change in unrealized appreciation (depreciation) on investments	(3,248,481)	2,132,940

Net Increase (Decrease) in Net Assets Resulting from Operations	(379,124)	6,494,407

DISTRIBUTIONS AND DIVIDENDS:
Dividends to shareholders from net investment income	(1,247,232)	(2,822,990)
Distributions to shareholders from net realized gain	(2,045,023)	-

Net Decrease in Net Assets from Distributions and Dividends	(3,292,255)	(2,822,990)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	16,250,759	35,884,489
Net asset value of shares issued in reinvestment of distributions and dividends	3,117,762	2,649,954
Payment for shares redeemed	(14,368,774)	(20,357,862)
Redemption fee	153	3,287

Net Increase in Net Assets from Capital Share Transactions	4,999,900	18,179,868

Total Increase (Decrease) in Net Assets	1,328,521	21,851,285
NET ASSETS:
Beginning of period	111,993,733	90,142,448

End of period (including undistributed net investment income (loss) of ($11,917) and ($11,917), respectively)	$113,322,254	$111,993,733

CAPITAL SHARE TRANSACTIONS IN SHARES:
Sold	1,394,651	3,134,792
Issued in reinvestment of distributions and/or dividends	271,526	230,422
Redeemed	(1,241,207)	(1,772,773)

Net Increase (Decrease)	424,970	1,592,441

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL BOND FUND

FINANCIAL HIGHLIGHTS

	For the Six Months Ended January 31, 2011 (unaudited)		Year Ended July 31,
			2010		2009		2008		2007		2006
For a share outstanding for the period:
Net asset value, beginning of period	$11.76		$11.36		$10.79		$10.63		$10.59		$10.88

Income from investment operations:
Net investment income (loss)	0.13		0.33		0.40		0.43		0.43		0.40
Net realized and unrealized gain (loss) on investments	(0.16)		0.40		0.57		0.16		0.04		(0.29)

Total income from investment operations	(0.03)		0.73		0.97		0.59		0.47		0.11

Less dividends and distributions:
Dividends to shareholders from net investment income	(0.13)		(0.33)		(0.40)		(0.43)		(0.43)		(0.40)
Distributions to shareholders from net realized gain	(0.21)		-		-		-		-		-

Total dividends and distributions	(0.34)		(0.33)		(0.40)		(0.43)		(0.43)		(0.40)

Redemption fee proceeds [4]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Net asset value, end of period	$11.39		$11.76		$11.36		$10.79		$10.63		$10.59

Total return	-0.30%		6.49%		9.15%		5.58%		4.49%		1.06%
Portfolio turnover	64%		66%		33%		64%		54%		34%
Ratios/supplemental data (annualized):
Net assets, end of period (000s)	$113,322		$111,994		$90,142		$72,550		$72,312		$65,305
Ratio of expenses to average net assets	0.95%	[2,3]	0.95%	[2,3]	0.95%	[2,3]	0.95%	[2]	0.95%	[2]	0.95%	[2]
Ratio of net investment income to average net assets	2.16%		2.82%		3.60%		3.96%		4.03%		3.76%

1 Amount represents less than $0.005 per share.

2 Reflects a waiver of fees by the Manager and the Distributor due to a contractual fee waiver. Had the Manager and the Distributor not waived their fees and reimbursed expenses, the ratio of expenses to average net assets would have been 1.26% for the six months ended January 31, 2011 and 1.33%, 1.37%, 1.43%, 1.48%, and 1.32%, for the years ended July 31, 2010, 2009, 2008, 2007, and 2006, respectively.

3 Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of expenses to average net assets would have been 0.96% for the six months ended January 31, 2011 and 0.95% and 0.95%, for the years ended July 31, 2010 and 2009, respectively.

4 Based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL BOND FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2011 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Domini Social Bond Fund (the “Fund”) is a series of the Domini Social Investment Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund seeks to provide its shareholders with a high level of current income and total return by investing in bonds and other debt instruments that are consistent with the Fund’s social and environmental standards and the submanager’s security selection approach.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund’s significant accounting policies.

(A) Valuation of Investments. Bonds and other fixed-income securities (other than obligations with maturities of 60 days or less) are valued on the basis of valuations furnished by an independent pricing service, use of which has been approved by the Board of Trustees of the Fund. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Fund.

Securities (other than short-term obligations with remaining maturities of 60 days or less) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

The Funds follow a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best

DOMINI SOCIAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2011 (Unaudited)

information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2011, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

U.S. Government Agency Obligations	$-	$39,602,921	$-	$39,602,921
U.S. Government Agency Mortgage Securities	-	40,515,832	3,604,315	44,120,147
Corporate Obligations	-	19,990,624	-	19,990,624
Corporate Mortgage Securities	-	1,278,061	-	1,278,061
Certificates of Deposit	-	3,300,000	-	3,300,000
Cash Equivalents	-	211,422	-	211,422

Total	$-	$104,898,860	$3,604,315	$108,503,175

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities
Balance as of July 31, 2010	$-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases (sales)	3,604,315
Transfers in and/or out of Level Three	-

Balance as of January 31, 2011	$3,604,315

The change in unrealized appreciation (depreciation) included in earnings relating to securities still held at January 31, 2011	$-

DOMINI SOCIAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2011 (Unaudited)

(B) Repurchase Agreements. The Fund may enter into repurchase agreements with selected banks or broker-dealers. Each repurchase agreement is recorded at cost, which approximates fair value. The Fund requires that collateral, represented by securities (primarily U.S. government agency securities) in a repurchase transaction, be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Fund to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by another party to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

(C) Investment Transactions, Investment Income, and Dividends to Shareholders. Investment transactions are recorded on trade date. Dividends to shareholders are usually declared daily and paid monthly from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

(D) Federal Taxes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary.

(E) Redemption Fees. Redemptions and exchanges of Fund shares held less than 30 days may be subject to the Fund’s redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund and are recorded as an adjustment to paid-in capital.

(F) Indemnification. The Funds’ organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

DOMINI SOCIAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2011 (Unaudited)

2. TRANSACTIONS WITH AFFILIATES

(A) Manager/Administrator. The Fund has retained Domini Social Investments LLC (Domini) to serve as investment manager and administrator. The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services, including the provision of general office facilities and supervising the overall administration of the Fund. For its services under the Management Agreement, Domini receives from the Fund a fee accrued daily and paid monthly at an annual rate of 0.40% of the first $500 million of the Fund’s net assets managed, 0.38% of the next $500 million of the Fund’s net assets managed, and 0.35% of net assets managed in excess of $1 billion. For its services under the Administration Agreement, Domini receives from the Fund a fee accrued daily and paid monthly at an annual rate equal to 0.25% of the Fund’s average daily net assets. For the period from November 30, 2010 until November 30, 2011, Domini is waiving its fee and reimbursing expenses to the extent necessary to keep the aggregate annual operating expenses of the Fund (excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses), net of waivers and reimbursements, at no greater than 0.95% of the Fund’s average daily net assets. A similar fee waiver arrangement was in effect in prior periods. For the six months ended January 31, 2011, Domini reimbursed expenses totaling $37,277.

(B) Submanager. Seix Investment Advisors LLC (“Seix”), a wholly owned subsidiary of RidgeWorth Capital Management, Inc. (“RidgeWorth”) (formerly known as Trusco Capital Management, Inc.) provides investment submanagement services to the Fund on a day-to-day basis pursuant to a Submanagement Agreement with Domini. Prior to April 25, 2008, the submanager’s predecessor, Seix Investment Advisors, Inc., the former fixed-income division of RidgeWorth, provided investment submanagement services to the Fund. RidgeWorth is a wholly owned subsidiary of SunTrust Banks, Inc. Seix Advisors was spun off into Seix in connection with a corporate reorganization of RidgeWorth.

(C) Distributor. The Board of Trustees of the Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the Act. DSIL Investment Services LLC, a wholly owned subsidiary of Domini (DSILD), acts as agent of the Fund in connection with the offering of shares of the Fund pursuant to a Distribution Agreement. Under the Distribution Plan, the Fund pays expenses incurred in connection with the sale of Fund shares and pays DSILD a distribution fee at an aggregate annual rate not to exceed 0.25% of the Fund’s average daily net assets. For the six months ended January 31, 2011, fees waived totaled $144,246.

DOMINI SOCIAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2011 (Unaudited)

(D) Shareholder Service Agent. The Trust has retained Domini to provide certain shareholder services to the Fund and its shareholders, which services were previously provided by PNC Global Investment Servicing (“PNC”) or another fulfillment and mail service provider and are supplemental to services currently provided by PNC, pursuant to a transfer agency agreement between each Fund and PNC. For these services, Domini receives a fee from the Fund paid monthly at an annual rate of $4.00 per active account.

3. INVESTMENT TRANSACTIONS

For the six months ended January 31, 2011, cost of purchase and proceeds from sales of investments other than short-term obligations were as follows:

	PURCHASES	SALES
Government Securities	$70,919,302	$56,675,787
Corporate Obligations	5,170,331	7,719,568

Per the Fund’s arrangement with State Street Bank & Trust (“State Street”), credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses. For the six months ended January 31, 2011, custody fees of the Fund, under these arrangements, were reduced by $5,653.

4. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update which will require new disclosures about amount and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures, which are effective for fiscal years beginning after December 15, 2010. At this time, management is evaluating the implications and its impact on the financial statements and believes that it will not have a material impact on its financial statements.

PROXY VOTING INFORMATION

The Domini Funds have established Proxy Voting Policies and Procedures that the Funds use to determine how to vote proxies relating to portfolio securities. The Domini Funds’ Proxy Voting Policies and Procedures are available, free of charge, by calling 1-800-762-6814, by visiting www.domini.com/funddocuments, or by visiting the EDGAR database on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. All proxy votes cast for the Domini Funds are posted to Domini’s website on an ongoing basis over the course of the year. An annual record of all proxy votes cast for the Funds during the most recent 12-month period ended June 30 can be obtained, free of charge, at www.domini.com/funddocuments, and on the EDGAR database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE INFORMATION

The Domini Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Domini Funds’ Forms N-Q are available on the EDGAR database on the SEC’s website at www.sec.gov. These Forms may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is also available to be viewed at www.domini.com/funddocuments.

DOMINI FUNDS

P.O. Box 9785

Providence, RI 02940-9785

1-800-582-6757

www.domini.com

Investment Manager, Sponsor, and Distributor:

Domini Social Investments LLC (Investment Manager and Sponsor)

DSIL Investment Services LLC (Distributor)

532 Broadway, 9th floor

New York, NY 10012

Investment Submanagers:

Domini Social Equity Fund

Domini International Social Equity Fund

Wellington Management Company, LLP

280 Congress St.

Boston, MA 02210

Domini Social Bond Fund

Seix Investment Advisors LLC

10 Mountain View Road, Suite C-200

Upper Saddle River, NJ 07458

Transfer Agent:

BNY Mellon Asset Servicing

760 Moore Road

King of Prussia, PA 19406

Custodian:

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Independent Registered Public Accounting Firm:

KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Legal Counsel:

Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

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Domini Social Equity Fund® Investor Shares: CUSIP 257132100 DSEFX Class A Shares: CUSIP 257132860 DSEPX Institutional Shares: CUSIP 257132852 DIEQX Class R Shares: CUSIP 257132308 DSFRX	Domini International Social Equity FundSM Investor Shares: CUSIP 257132704 DOMIX Class A Shares: CUSIP 257132886 DOMAX Domini Social Bond Fund® Investor Shares: CUSIP 257132209 DSBFX

Printed on elemental chlorine free paper from well-managed forests, containing 10% post consumer waste.

Item 2.	Code of Ethics.

(a) Not applicable to a semi-annual report.

(c) Not applicable.

(d) Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable to a semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to a semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.	Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to stockholders filed under Item 1.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may submit recommendations for nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) Within 90 days prior to the filing of this report on Form N-CSR, Amy L. Thornton, the registrant’s President and Principal Executive Officer, and Carole M. Laible, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, Ms. Thornton and Ms. Laible determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods required by the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable to a semi-annual report.

(a)(2) Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

(a)(3) Not applicable to the registrant.

(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14b or Rule 15d-14(b) under the Securities Exchange Act of 1934, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the chief executive officer and the chief financial officer of the registrant is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI SOCIAL INVESTMENT TRUST

By:	/s/ Amy L. Thornton
Amy L. Thornton
President

Date: April 8, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Amy L. Thornton
Amy L. Thornton
President (Principal Executive Officer)

Date: April 8, 2011

By:	/s/ Carole M. Laible
Carole M. Laible
Treasurer (Principal Financial Officer)

Date: April 8, 2011